SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                     PRINCIPAL AGGRESSIVE GROWTH FUND, INC.
                (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH, L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

Approximate Date of Proposed Public Offering November 1, 1999

It is proposed that this filing will become effective (check appropriate box)
  ___  immediately upon filing pursuant to paragraph (b)
  ___  on (date) pursuant to paragraph (b)
  ___  60 days after filing pursuant to paragraph (a)(1)
  _X_  on November 1, 1999 pursuant to paragraph (a)(1)
  ___  75 days after filing pursuant to paragraph (a)(2)
  ___  on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number or amount of its securities is being registered.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                                     PRINCIPAL AGGRESSIVE GROWTH FUND, INC.






















This Prospectus describes a mutual fund organized by Principal Life Insurance Company.







              The date of this Prospectus is ___________________.






Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

Fund Description..................................................   4

The Costs of Investing............................................   7

Certain Investment Strategies and Related Risks...................  13

Management, Organization and Capital Structure....................  15

Pricing of Fund Shares............................................  16

Dividends and Distributions.......................................  16

How To Buy Shares.................................................  17

How To Redeem (Sell) Shares.......................................  19

How To Exchange Shares Among Principal Funds......................  21

General Information about a Fund Account..........................  22

FUND DESCRIPTION..

The Principal Mutual Funds have three categories of funds: domestic growth-oriented funds, international growth-oriented funds and income-oriented funds. The Principal Aggressive Growth Fund is a domestic growth-oriented fund. Only the Principal Aggressive Growth Fund is offered through this prospectus. You may obtain a prospectus for our other Funds at no cost by calling us at 1-800-247-4123. The prospectus is also available on our website at : www.principal.com/funds.

Three classes of Fund shares are available through this Prospectus
     o Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase.
     o Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.
     o Class C shares are sold without a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within one year of purchase.

In the description for the Fund, you will find important  information  about the
Fund's:

Primary investment strategy
This section summarizes how the Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests).

Annual operating expenses
Annual operating expenses for the Fund are deducted from Fund assets (stated as a percentage of Fund assets). An estimate of the Fund's operating expenses is shown along with examples which are intended to help you compare the cost of investing in a particular fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated. The first three lines of each example assume that you redeem all of your shares at the end of those time periods. The second three assume that you do not redeem your shares at the end of the periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses are the same as the estimated expenses shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.

Day-to-day fund management
The investment professionals who manage the assets of the Fund are listed with the Fund description. Backed by their staff of experienced securities analysts, they provide the Fund with professional investment management.

Principal Management Corporation (the "Manager") serves as the manager for the Principal Mutual Funds. It has signed a sub-advisory agreement with Morgan Stanley Asset Management Inc.* ("Morgan Stanley" or "Sub-Advisor") Under that agreement, Morgan Stanley provides portfolio management for the Fund.

* On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

NOTE:Investments  in the Fund are not  deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
     No salesperson, dealer or any other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by the Fund, the Manager or the Sub-Advisor.

DOMESTIC GROWTH-ORIENTED FUND

Principal Aggressive Growth Fund, Inc.
The Fund seeks to provide long-term capital appreciation.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies generally includes those with market capitalizations of $1 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices can fluctuate dramatically both in the long-term and short-term. The current price reflects the activities of individual companies and general market and economic conditions. Prices of equity securities tend to be more volatile than prices of fixed income securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities respond to events that affect entire financial markets or industries (for example changes in inflation or consumer demand) and to events that affect particular issuers (for example news about the success or failure of a new product).

The Fund may invest up to 25% of its assets in securities of foreign companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

At times, the Fund's market sector (mid- to large-capitalization growth-oriented equity securities) may underperform relative to other sectors. The Fund may purchase stocks of companies that may have greater risks than other stocks with lower potential for earnings growth.

The Aggressive Growth Fund is generally a suitable investment for investors who are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If you redeem (sell) your shares when their value is less than the price you paid, you will lose money.

As  the  inception  date  of  the  Fund  is   ____________________,   historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

               Fund Operating Expenses*

                                     Class A   Class B  Class C
     Management Fees                     %        %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %       %

     * Total Fund Operating Expenses are estimated.





                       Examples

     The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year           3 Years

     Class A                $                   $
     Class B
     Class C
   You would pay the following expenses if you did not redeem your shares:
     Class A
     Class B
     Class C


Day-to-day Fund management:
         Since _____
         (Fund's inception)

     Co-Manager, Philip W. Friedman, Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1997, he was the Director of Equity Research, Morgan Stanley & Co. (1995-1997). Prior thereto, he was a member of Morgan Stanley & Co. Incorporated's Equity Research team (1990-1995).

     Co-Manager, William S. Auslander, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1995, he was an equity analyst at Icahn & Co. (1986-1995).

     Co-Manager, Margaret K. Johnson, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Ms Johnson joined Morgan Stanley in 1984.

THE COSTS OF INVESTING

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                 Shareholder Fees
                                     (fees paid directly from your investment)

                         Class A Shares                  Class B Shares                   Class C Shares

                       Maximum Sales Charge        Maximum Deferred Sales Charge          Maximum Deferred
                           on Purchases          (as a percentage of the lower of           Sales Charge
                        (as a percentage of         the original purchase price         (as a percentage of
                          offering price)            or current market value)              offering price)


                                                      Redemptions During Year         Redemptions During Year 1

                                                    1   2   3    4   5   6    7

Aggressive Growth Fund         4.75%               4%  4%  3%   3%  2%  1%   0%                1.00%

   Notes:
   o Shares do not have an exchange or redemption fee.
   o A wire charge of $6.00 will be deducted for all wire transfers.
   o Class A shares have no deferred sales charge on sales of less than $1 million.
   o Class B and Class C shares have no front-end sales charge.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.

One-time fees. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).
     o Class A shares may be purchased at a price equal to the share price plus an initial sales charge.
     o Purchases of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
     o Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

Choosing a Share Class
You may purchase Class A, Class B or Class C shares of the Fund. Your decision to purchase a particular class depends on a number of factors including:
     o    the dollar amount you are investing;
     o    the amount of time you plan to hold the investment; and
     o    any plans to make additional investments in the Fund.

In addition, you might consider:
     o Class A shares if you are making an investment that qualifies for a reduced sales charge;
     o Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years; or
     o Class C shares if you prefer not to pay an initial sales charge and you plan to hold your investment for only a few years.

The difference between the share Classes is their expenses. Because of their expenses, Class A shares tend to outperform Class C shares when the amount invested is higher and/or the money is invested for a longer period of time. If you plan on purchasing shares in the Fund, but are unsure which Class to select, this table may assist you. Class A shares of the Fund may be advantageous over Class C shares when:

      The amount invested is        The holding period of the investment is

  Less than $50,000                           Greater than 5 years
  $50,000 but less than $100,000              Greater than 5 years
  $100,000 but less than $250,000             Greater than 4 years
  $250,000 but less than $500,000             Greater than 4 years
  $500,000 but less than $1,000,000           Greater than 1 year

Class A Shares.
     o    You generally pay a sales charge on an investment in Class A shares.
     o Class A shares generally have lower annual operating expenses than Class B or Class C shares of the Fund.
     o    If you invest $50,000 or more, the sales charge is reduced.
     o You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge is imposed if you sell those shares.

Class B Shares
     o   You do not pay a sales charge on an investment in Class B shares.
     o If you sell your Class B shares within six years from the date of purchase, you pay a deferred sales charge.
     o If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
     o Class B shares generally have higher annual operating expenses than Class A shares of the Fund.

Class C Shares
     o   You do not pay a sales charge on an investment in Class C shares.
     o If you sell your Class C shares within one year from the date of purchase, you pay a deferred sales charge.
     o Class C shares generally have higher annual operating expenses than Class A or Class B shares of the Fund.

Front-end sales charge: Class A shares
Class A shares of the Fund are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions. This table shows the sales charge which is based on the amount of your purchase.

                                                      Sales Charge as % of:
                                                  Offering             Net Amount            Dealers Allowance as
         Amount invested                            Price               Invested              % of Offering Price
         Less than $50,000                         4.75%                 4.99%                      4.00%
         $50,000 but less than $100,000            4.25%                 4.44%                      3.75%
         $100,000 but less than $250,000           3.75%                 3.90%                      3.25%
         $250,000 but less than $500,000           2.50%                 2.56%                      2.00%
         $500,000 but less than $1,000,000         1.50%                 1.52%                      1.25%
         $1,000,000 or more                           0                     0                       0.75%

The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the current market value or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived:
     o    on shares sold to satisfy IRS minimum distribution rules; and
     o using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares subject to a CDSC without paying the CDSC.)

In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.

Broker-dealers that sell Principal Mutual Funds are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation, the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor.

SALES CHARGE WAIVER OR REDUCTION (Class A shares)

Class A shares of the Fund may be purchased without a sales charge or at a reduced sales charge. The Fund reserves the right to change or stop offering shares in this manner at any time for new accounts and with 60 days notice to shareholders of existing accounts.

Waiver of sales charge (Class A shares)
The Fund's Class A shares may be purchased without a sales charge:
     o by its Directors, Principal Life and its subsidiaries and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members and trusts for the benefit of these individuals;
     o    by the Principal Employees' Credit Union;
     o by non-ERISA clients of Invista Capital Management, LLC and Principal Capital Management LLC;
     o by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
     o through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
     o by unit investment trusts sponsored by Principal Life Insurance Company and/or its subsidiaries or affiliates;
     o by certain employee welfare benefit plan customers of Principal Life with Plan Deposit Accounts;
     o by participants who receive distributions from certain annuity contracts offered by Principal Life;
     o to the extent the investment represents the proceeds of a total surrender of certain Principal Life issued unregistered group annuity contracts if Principal Life waives any applicable CDSC or other contract surrender charge;
     o using cash payments received from the Principal Bank under its awards program; and
     o to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of employees/participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met:
     o your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
     o your investment must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
     o you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
     o   You must send us either:
          o    the check for the sales  proceeds  (endorsed to Principal  Mutual
               Funds) or
          o    a copy of the  confirmation  statement from the other mutual fund showing  the sale  transaction.  If you place  your  order to buy
               Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

         NOTE: Please be aware that the sale of your other mutual fund shares may be subject to federal (and state) income taxes. In addition, you may pay a surrender charge to the other mutual fund.

Reduction of sales charge (Class A shares)
1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Reduced charges apply to the total of Principal Mutual Funds' (excluding the Principal Cash Management Fund, Inc.) shares purchased at one time by any "Qualified Purchaser." A Qualified Purchaser includes an individual and his/her spouse and their children under the age of 25, a trust primarily for such persons, and a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account. If the total amount being invested in the Principal Mutual Funds is near a sales charge breakpoint, you should consider increasing amount invested to take advantage of a lower sales charge. A purchase made by or through an employer on behalf of an employee or employees (including independent contractors) is also considered a purchase by a Qualified Purchaser.

2) Statement of intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day lookback period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made, sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day lookback period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A, Class B and Class C shares already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. Class A shares of the Cash Management Fund are not included in the calculation unless they were acquired in exchange for other Principal Mutual Fund shares.

4) Death Benefit proceeds. Death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) may be invested in Class A shares at a reduced sales charge. To qualify for the reduced sales charge, the proceeds must be applied to the purchase of shares of a Principal Mutual Fund within one year of the insured's death. The applicable sales charge is determined by the table below.

                                                     Sales Charge as a % of:
                                                                                   Net                     Dealer Allowance
                                                   Offering                      Amount                        as % of
           Amount of Purchase                        Price                      Invested                    Offering Price
         Less than $500,000                          2.50%                        2.56%                         2.10%
        $500,000 but less than
              $1,000,000                              1.50%                       1.52%                         1.25%
$1,000,000 or more no sales charge

5) Employer  sponsored  plans.  Retirement  plans  meeting the  requirements  of
Section 401 of the Internal Revenue Code (401(k), Profit Sharing and Money Purchase Pension Plans) and other employer sponsored retirement plans (SIMPLE IRAs, SEPs, SAR-SEPs, non-qualified deferred compensation plans, and Payroll Deduction Plans). The employer chooses to fund the Plan with either Class A, Class B or Class C shares when the plan is established.

         a)   Principal Mutual Fund 401 Plans.
               o    If Class A shares are used:
                    o    all plan  investments  are  treated as made by a single
                         investor to determine the applicable sales charge,
                    o    the sales charge for  investments of less than $250,000
                         is 3.75% as a percentage of offering price (3.90% of net amount invested), and
                    o if the investment is $250,000 or more, the regular sales charge table is used.
               o If Class B shares are used, contributions into the plan after the plan assets are $250,000 or more are used to buy Class A shares.
               o    Plan assets are not combined with  investments  made outside of the plan to determine the applicable sales charge.
               o    Investments  by plan  participants  outside the plan are not included with plan assets to determine the applicable sales charge.

         b)    Other employer  sponsored  retirement  plans.
               o    If Class A shares are used:
                    o    all plan  investments  are  treated as made by a single
                         investor to determine the applicable sales charge,
                    o    the sales charge for  investments of less than $250,000
                         is 3.75% as a percentage of offering price (3.90% of net amount invested), and
                    o if the investment is $250,000 or more, the regular sales charge table is used.
               o If Class B shares are used, contributions into the plan for a plan participant, after the plan assets of that plan participant are $250,000 or more, are used to buy Class A shares (unless the plan participant elects otherwise).
               o    Plan assets are not combined with  investments  made outside of the plan to determine the applicable sales charge.
               o    Investments  by plan  participants  outside the plan are not included with plan assets to determine the applicable sales charge.

         c) Participants of Principal Mutual Fund 403(b) plans may buy Fund shares at the same sales charge levels available to other employer sponsored plans described above. Contributions by plan participants are not combined to determine the applicable sales charge.

Contingent deferred sales charge: Class B and Class C shares
A CDSC is imposed on sales of Class B shares within six years of purchase (five years for certain sponsored plans). A CDSC is imposed on sales of Class C shares within one year of purchase. Princor receives the proceeds of any CDSC. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the current market value or the initial purchase price of the shares sold.
     o In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out).
     o Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares subject to a CDSC without paying the CDSC.
     o Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.

Class B shares
Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the current market value or initial purchase price of the shares sold by the appropriate percentage from the table below:


                                                        Class B Share
                                              Contingent Deferred Sales Charge
             Years Since Purchase                    as a Percentage of                 For Certain Sponsored Plans
                   Was Made                    Dollar Amount Subject to Charge            Commenced After 2/1/98

         2 years or less                                     4.0%                                  3.00%
         more than 2 years, up to 4 years                    3.0%                                  2.00%
         more than 4 years, up to 5 years                    2.0%                                  1.00%
         more than 5 years, up to 6 years                    1.0%                                  None
         more than 6 years                                   None                                  None

Class C shares
A CDSC of 1% is imposed on Class C shares sold within one year of purchase. The charge is assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase price (including shares acquiring from the reinvestment of dividends or capital gains distributions). Class C shares do not convert to any other class of Fund shares.

Waiver of the Sales Charge (Class B and Class C shares)
The CDSC is waived on sales of Class B shares and of Class C shares which are sold:
     o    due to a shareholder's death;
     o due to the shareholder's disability, as defined in the Internal Revenue Code;
     o from retirement plans to satisfy minimum distribution rules under the Code;
     o    to pay surrender charges;
     o    to pay retirement plan fees;
     o    involuntarily from small balance accounts;
     o    through a systematic withdrawal plan (certain limits apply);
     o from a retirement plan to assure the plan complies with Sections 401(k), 401(m) 408(k) and 415 of the Code; or
     o from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55.

Ongoing fees. The Fund pays ongoing operating fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

Distribution (12b-1) Fees
The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay expenses relating to distribution fees for the sale of Fund shares and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.

The maximum 12b-1 fees that may be paid by the Funds on an annual basis are:
     o   Class A shares                        0.25%
     o   Class B shares                        1.00%
     o   Class C shares                        1.00%

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed income securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds may have speculative characteristics and be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
The Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the Fund bears a risk of loss. To minimize such risks, the Fund
enters  into  repurchase  agreements  only  with  large,   well-capitalized  and
well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Fund may enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. The Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Manager or Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
The Fund may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. The Fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
The Fund may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Options
The Fund may buy and sell certain types of options. Each type is more fully discussed in the SAI.

Foreign Securities
The Fund may invest up to 25% of its assets in foreign securities (securities of non-U.S. companies).

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning foreign issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. The Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Fund. These procedures outline the steps to be followed by the Manager and/or Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Board of Directors oversees this process.

Unseasoned Issuers
The Fund may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Fund may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bank acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you pay taxes even if you don't sell any of your shares during the year).

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager

Principal Management Corporation serves as the manager for the Principal Mutual Funds. In its handling of the business affairs of each Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Funds. The Manager has signed a sub-advisory agreement with Morgan Stanley for portfolio management functions for the Fund. The Manager compensates Morgan Stanley for its subadvisory services as provided in the subadvisory agreement.

The Manager is a subsidiary of Principal Financial Services, Inc. It has managed mutual funds since 1969. As of ____________________, the Funds it managed had assets of approximately $____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisor
The Sub-Advisor for the Fund is Morgan Stanley Asset Management. Morgan Stanley, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. As of June 30, 1999, Morgan Stanley, together with its affiliated institutional asset management companies, managed assets of approximately $175 billion.

Duties of the Manager and Sub-Advisor
The Manager or Sub-Advisor provides the Board of Directors of the Fund a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

PRICING OF FUND SHARES

The Fund shares are bought and sold at the current share price. The share price of each Class of shares of the Fund is calculated each day the New York Stock Exchange is open. The share price is determined at the close of business of the Exchange (normally at 3:00 p.m. Central Time). When your order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is placed.

The share price is calculated by:
     o    taking the current market value of the total assets of the Fund
     o    subtracting liabilities of the Fund
     o    dividing the  remainder  proportionately  into the Classes of the
          Fund
     o    subtracting the liabilities of each Class
     o    dividing  the  remainder  by the total  number of shares owned by that Class.

NOTES:
     o If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.
     o The Fund's securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
     o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as a local price and a premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays most of its net  dividend  income to you every  year.  The payment schedule is:

                  Fund                               Record Date                                  Payable Date

         Aggressive Growth                  three business days before                  June 24 and December 24
                                            each payable date                           (or previous business day)

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds it assets.

You  can  authorize  income  dividend  and capital gain  distributions  to be:
     o invested in additional shares of the Fund you own without a sales charge;
     o invested in shares of another Principal Mutual Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
     o    paid in cash.

NOTE:Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.

     Distributions from the Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

HOW TO BUY SHARES

To open an account and buy fund shares, rely on your Registered Representative. Principal Mutual Funds are "load" funds which means you pay a sales charge for the ongoing assistance of your Registered Representative.

Fill out the Principal Mutual Fund application* completely.  You must include:
     o    the name(s) you want to appear on the account;
     o    your choice of Class A, Class B or Class C shares;
     o    the amount of the investment;
     o    your Social Security number or Taxpayer I.D. number;
     o investor information (used to help your Registered Representative confirm that your investment selection is consistent with your goals and circumstances) ;
     o    employer information; and
     o other required information (may include corporate resolutions, trust agreements, etc.).

          * An application is included with this prospectus. A different application is needed for a Principal Mutual Fund IRA, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Mutual Funds (1-800-247-4123) for more information.

The Fund requires a minimum initial investment:
     o   Regular Accounts                                        $1,000
     o   Uniform Transfer to Minor Accounts                        $500
     o   IRA Accounts                                              $500

Subsequent investment minimums are $100. However, if your subsequent investment are made using an Automatic Investment Plan, the investment minimum is $50.

Note: The minimum investment applies on a fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; Principal Mutual Fund asset allocation programs; Automatic Investment Plans; and Cash Management Accounts (with Delaware Charter Guarantee and Trust Company as trustee).

Invest by mail:
     o   Send a check and completed application to:
              Principal Mutual Funds
              P. O. Box 10423
              Des Moines Iowa 50306-9780

     o   Make your check payable to Principal Mutual Funds.
     o Your purchase will be priced at the next share price calculated after Principal Mutual Funds receives your completed paperwork.

Order by telephone:
     o Call us at 1-800-247-4123 between 7:00 a.m. and 7:00 p.m. Central Time on any day that the New York Stock Exchange is open.
     o    To buy shares the same day, you need to call before 3:00 p.m.  Central
          Time.
     o We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
     o    For new accounts, you also need to send a completed application.

Wire money from your bank:
     o Have your Registered Representative call Principal Mutual Funds (1-800-247-4123) for an account number and wiring instructions.
     o For both initial and subsequent purchases, federal funds should be wired to:
                           Norwest Bank Iowa, N.A.
                           Des Moines, Iowa 50309
                           ABA No.: 073000228
                           For credit to: Principal Mutual Funds
                           Account No.: 3000499968
                           For credit: Principal ________ Fund, Class ____ Shareholder Account No. __________________ Shareholder Registration __________________

     o Give the number and instructions to your bank (which may charge a wire fee).
     o To buy shares the same day, the wire must be received before 3:00 p.m. Central Time.
     o No wires are accepted on days when the New York Stock Exchange is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Establish an Automatic Investment Plan
     o Make regular monthly investments with automatic deductions from your bank or other financial institution account.
     o Minimum investment amounts are waived if you set up an Automatic Investment Plan when you open your account.
     o   Minimum monthly purchase $50 per Fund.
     o Send completed application, check authorization form and voided check (or voided deposit slip) to:
                  Principal Mutual Funds
                  P. O. Box 10423
                  Des Moines Iowa 50306-9780

Set up a Dividend Relay
     o Invest your dividends and capital gains from one Principal Mutual Fund in shares of another Principal Mutual Fund.
     o    Distributions from a Fund may be directed only to one receiving Fund.
     o The Fund share class receiving the investment must be the same class as the originating Fund.
     o    There is no sales  charge or  administrative  charge for the  Dividend
          Relay.
     o    You can set up Dividend Relay:
          o    on the application for a new account; or
          o by calling Principal Mutual Funds (1-800-247-4123) if telephone services apply to the originating account; or
          o    in writing (a signature guarantee may be required).
     o You may discontinue your Dividend Relay election with a written notice to Principal Mutual Funds.
     o There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
     o The receiving Fund must meet fund minimums. If it does not, the Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 90 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale. However, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). The Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
     o payable to all owners on the account (as shown in the account registration) and
     o mailed to address on the account (if not changed within last month) or previously authorized bank account.

For  other   payment   arrangements,   please  call   Principal   Mutual   Funds
(1-800-247-4123).

You should also call Principal Mutual Funds (1-800-247-4123) for special instructions that may apply to sales from accounts:
     o   when an owner has died;
     o   for certain employee benefit plans; or
     o   owned by corporations, partnerships, agents or fiduciaries.

Within 60 days after the sale of shares, you have a one time privilege to reinvest the amount of the sale proceeds into any Principal Mutual Funds' Class A shares without a sales charge if the shares that were sold were:
     o    Class A shares on which a sales charge was paid;
     o    Class A shares acquired by conversion of Class B shares; or
     o    Class B or Class C shares on which a CDSC was paid.
The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.

Sell shares by mail
     o   Send a letter (signed by the owner of the account) to:
              Principal Mutual Funds
              P. O. Box 10423
              Des Moines Iowa 50306-9780

     o   Specify the Fund and account number.
     o   Specify the number of shares or the dollar amount to be sold.
     o   A signature guarantee* will be required if the:
         o    sell order is for more than $100,000;
          o account address has been changed within one month of the sell order; or
          o check is payable to a party other than the account shareholder(s) or Principal Life Insurance Company.
               * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone* (1-800-247-4123)
     o Address on account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
     o    If our phone  lines are busy,  you may need to send in a written  sell order.
     o To sell shares the same day, the order must be received before 3:00 p.m. Central Time.
     o Telephone redemption privileges are NOT available for Principal Mutual Funds IRAs, 403(b)s, SEPs, SIMPLES, SAR-SEPs, or certain employee benefit plans, or on shares for which certificates have been issued.
     o If previously authorized, checks can be sent to a shareholder's U.S. bank account.
          * The Fund and transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the address on the account.

Periodic withdrawal plans

You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
     o    sell a fixed number of shares ($25 initial minimum amount);
     o sell enough shares to provide a fixed amount of money ($25 initial minimum amount);
     o pay insurance or annuity premiums or deposits to Principal Life Insurance Company (call us at 1-800-247-4123 for details); and
     o provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
     o    completing the applicable section of the application; or
     o sending us your written instructions (and share certificate, if any, issued for the account).

Your periodic  withdrawal plan continues  until:
     o    you instruct us to stop; or
     o    your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

Sales may be subject to a CDSC. Up to 10% of the value of a Class B or Class C share account may be withdrawn annually free of a CDSC. If the plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day.

Withdrawal payments are sent on or before the third business day after the date of the sale. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Fund does not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

HOW TO EXCHANGE SHARES AMONG PRINCIPAL FUNDS

Your shares in the Fund may be exchanged without a sales charge for the same class of any other Principal Mutual Fund. A prospectus for the other Principal Mutual Funds is available at no cost by calling us (1-800-247-4123) or from our internet site (www.principal.com/funds).

The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares and the CSDC table are used to determine if the newly acquired shares are subject to the CDSC (and the amount of the CDSC if any) when they are sold.

You may exchange shares by:
     o calling us (1-800-247-4123), if you have telephone privileges on the account and if:
          o    the amount of the exchange is $500,000 or less; and
          o    no share certificate has been issued.

     o   sending a written request to:
                           Principal Mutual Funds
                           P. O. Box 10423
                           Des Moines, Iowa 50306-9780
     o completing an Exchange Authorization Form (call us at 1-800-247-4123 to obtain the form).

Automatic exchange election
This election authorizes an exchange from one Principal Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
     o    completing the Automatic Exchange Election section of the application;
     o calling us (1-800-247-4123) if telephone privileges apply to the account from which the exchange is to be made; or
     o    sending us your written instructions.

Your automatic  exchange  continues  until:
     o    you instruct us to stop; or
     o    your Fund account balance is zero.

You may specify the day of the exchange. If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

General
     o    An exchange by any joint owner is binding on all joint owners.
     o If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
     o All exchanges are subject to the minimum investment and eligibility requirement of the Fund being acquired.
     o You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
     o If a certificate has been issued, it must be returned to the Fund before the exchange can take place.
     o Instructions for exchanges in excess of $500,000 must be in writing and signature guaranteed.

The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close any account. You would be notified of any such action to the extent required by law.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Mutual Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement. The exchange is treated as a sale of shares for federal income (and state) tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements
You will receive quarterly statements for the Fund. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year end statement includes information for all transactions that took place during the year. Please review your statement as soon as your receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between Principal Mutual Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information; what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts
     o    when the only activity during the quarter:
          o is purchase of shares from reinvested dividends and/or capital gains;
          o    is a result of Dividend Relay;
          o    are purchases under a Automatic Investment Plan;
          o    are sales under a periodic withdrawal plan; and
          o    are purchases or sales under an automatic exchange election.
     o used to fund certain individual retirement or individual pension plans.
     o    established under a payroll deduction plan.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
     o    if you sell more than $100,000 from any one Fund;
     o if a sales proceeds check is payable to other than the account shareholder(s), Principal Life Insurance Company or one of its affiliates;
     o to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
     o    to change ownership of an account;
     o    to add telephone transaction services to an existing account;
     o to change bank account information designated under an existing telephone withdrawal plan;
     o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month;
     o    to add wire privileges to an existing account; and
     o    to exchange more than $500,000 among the Principal Mutual Funds.

Minimum Account Balance
Generally, the Fund does not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Fund exercises this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Fund reserves the right to increase the required minimum.

Special Plans
The Fund reserves the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, and waiver or reduction of sales charges for certain purchasers. You will be notified of any such action to the extent required by law.

Telephone Instructions
The Fund reserves the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Year 2000 Readiness Disclosure
The business operations of the Fund depend on computer systems that contain date fields. These systems include securities transfer agent operations and securities pricing systems. Many of these systems were constructed using a two digit date field to represent the date. Unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 Problem).

When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by the Manager, the service providers and other third parties it does business with are not Year 2000 compliant. For example, the Fund's portfolio and operational areas could be impacted, included securities pricing, dividend and interest payments, shareholder account servicing and reporting functions. In addition, the Fund could experience difficulties in transactions if foreign broker-dealers or foreign markets are not Year 2000 compliant.

The Manager relies on public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging countries, may not be required to make the same disclosures about their readiness as are required in the U.S. It is likely that if a company the Fund invests in is adversely affected by Year 2000 problems, the price of its securities will also be negatively impacted. A decrease in value of one or more of the Fund's securities will decrease the Fund's share price.

In addition, the Manager and affiliated service providers have worked to identify their Year 2000 problems and to take steps they reasonably believe will address these issues. This process began in 1996 with the identification of product vendors and service providers as well as the internal systems that might be impacted.

We will continue to verify our systems through the end of 1999 and into 2000 to help ensure that no new data-related problems are introduced into previously tested or newly developed systems.

We have developed a series of contingency plans. Although it is not possible to guarantee that all our systems will perform perfectly, we are confident our extensive analysis and efforts to identify and correct potential Year 2000 problems will allow us to resolve quickly any date-related systems issues.

Other important Year 2000 initiatives include:
     o the service provider for our transfer agent system has renovated its code. We finished client testing in July, 1999. The service provider has completed a securities industry wide testing program.
     o the securities pricing system we use has renovated its code and conducted client testing in June 1998;
     o Facilities Management of Principal Life has identified non-systems issues (heat, lights, water, phone, etc.) and is working with these service providers to ensure continuity of service; and
     o the Manager and other areas of Principal Life have contacted all vendors with which we do business to receive assurances that they are able to deal with any Year 2000 problems. We continue to work with the vendors to identify any areas of risk.

In its budget for 1999 and 2000, the Manager has estimated expenses of between $100,000 and $500,000 to deal with Year 2000 issues.

Financial Statements
Shareholders will receive an annual financial statement for the Fund, examined by the Fund's independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement which is unaudited. As the inception date of the fund is ____________, these reports are not yet available.

Additional information about the Fund is available in the Statement of Additional Information dated ____________, and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                                    SEC FILE

                                        Principal Aggressive Growth Fund,Inc.


                     PRINCIPAL AGGRESSIVE GROWTH FUND, INC.






















         This Prospectus describes a mutual fund organized by Principal
                            Life Insurance Company.








               The date of this Prospectus is___________________.




Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
                                TABLE OF CONTENTS


Fund Description........................................................  4

The Costs of Investing..................................................  7

Certain Investment Strategies and Related Risks.........................  9

Management, Organization and Capital Structure.......................... 11

Pricing of Fund Shares.................................................. 12

Dividends and Distributions............................................. 13

How To Buy Shares....................................................... 13

How To Sell Shares...................................................... 15

How To Exchange Shares Among Principal Mutual Funds..................... 17

General Information About a Fund Account................................ 18

FUND DESCRIPTIONS

The Principal Mutual Funds have three categories of funds: domestic growth-oriented funds, international growth-oriented funds and income-oriented funds. The Principal Aggressive Growth Fund is a domestic growth-oriented fund. Only the Principal Aggressive Growth Fund (Class R shares) is offered through this prospectus. You may obtain a prospectus for our other Funds at no cost by calling us at 1-800-247-4123.

In the description for the Fund, you will find important  information  about the
Fund's:

Primary investment strategy
This section summarizes how the Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests).

Annual operating expenses
The annual operating expenses for the Fund are deducted from Fund assets (stated as a percentage of Fund assets). An estimate of the Fund's operating expenses is shown along with examples which are intended to help you compare the cost of investing in a particular fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated. The first two lines of each example assume that you redeem
(sell) all of your shares at the end of those time periods. The second two assume that you do not redeem your shares at the end of the periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses are the same as the estimated expenses shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.

Day-to-day fund management
The investment professionals who manage the assets of the Fund are listed with the Fund description. Backed by their staffs of experienced securities analysts, they provide the Fund with professional investment management.

Principal Management Corporation (the "Manager") serves as the Manager for the Principal Mutual Funds. It has signed a sub-advisory contract with Morgan Stanley Asset Management Inc.* ("Morgan Stanley" or "Sub-Advisor") . Under that agreement, Morgan Stanley provides portfolio management for the Fund.

* On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Note: Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         No salesperson, dealer or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by the Fund, the Manager or Sub-Advisor.

DOMESTIC GROWTH-ORIENTED FUND

Principal Aggressive Growth Fund, Inc.
The Fund seeks to provide long-term capital appreciation.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies generally includes those with market capitalizations of $1 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices can fluctuate dramatically both in the long-term and short-term. The current price reflects the activities of individual companies and general market and economic conditions. Prices of equity securities tend to be more volatile than prices of fixed income securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities respond to events that affect entire financial markets or industries (for example changes in inflation or consumer demand) and to events that affect particular issuers (for example news about the success or failure of a new product).

The Fund may invest up to 25% of its assets in securities of foreign companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

At times, the Fund's market sector (mid- to large-capitalization growth-oriented equity securities) may underperform relative to other sectors. The Fund may purchase stocks of companies that may have greater risks than other stocks with lower potential for earnings growth.

The Aggressive Growth Fund is generally a suitable investment for investors who are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If you redeem (sell) your shares when their value is less than the price you paid, you will lose money.

As  the  inception  date  of  the  Fund  is   ____________________,   historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                            Fund Operating Expenses*

                                     Class A   Class R
     Management Fees                     %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %

     * Total Fund Operating Expenses are estimated.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                               1 Year                  3 Years
     Class A                        $                        $
     Class R
You  would  pay the following expenses if you did not redeem your shares:
     Class A
     Class R


Day-to-day Fund management:  Since _____ (Fund's inception)

     Co-Manager, Philip W. Friedman, Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1997, he was the Director of Equity Research, Morgan Stanley & Co. Incorporated (1995-1997). Prior thereto, he was a member of Morgan Stanley & Co. Incorporated's Equity Research team (1990-1995).

     Co-Manager, William S. Auslander, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1995, he was an equity analyst at Icahn & Co. (1986-1995).

     Co-Manager, Margaret K. Johnson, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Ms. Johnson joined Morgan Stanley in 1984


THE COSTS OF INVESTING

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                Shareholder Fees
                    (fees paid directly from your investment)


                             Maximum Sales Load Imposed                                              Contingent
                                   on Purchases             Redemption         Exchange            Deferred Sales
           Fund         (as a percentage of offering price)    Fee*               Fee                  Charge
  Aggressive Growth Fund                 None                  None              None                   None

     * A wire charge of $6.00 will be deducted for all wire transfers.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher operating expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.

You may buy Class R shares of the Fund without a front-end sales charge or a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Class R shares automatically convert into Class A shares (based on share prices, not numbers of shares) 49 months after purchase. Class R shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

Only Class R shares are offered in this prospectus. Class A shares are only described because Class R shares convert to Class A shares. Orders for Class R shares of $500,000 or more are treated as orders for Class A shares (unless you include a written instruction that the order should be treated as an order for Class R shares.)

Class A shares of the Fund are purchased with a sales charge that is a variable percentage based on the amount of the purchase. This table shows the sales charge for Class A shares which is based on the amount of your purchase.

                                                        Sales Charge as % of:
                                                  Offering             Net Amount            Dealers Allowance as
         Amount invested                            Price               Invested              % of Offering Price
         Less than $50,000                         4.75%                 4.99%                      4.00%
         $50,000 but less than $100,000            4.25%                 4.44%                      3.75%
         $100,000 but less than $250,000           3.75%                 3.90%                      3.25%
         $250,000 but less than $500,000           2.50%                 2.56%                      2.00%
         $500,000 but less than $1,000,000         1.50%                 1.52%                      1.25%
         $1,000,000 or more                           0                     0                       0.75%

The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the current market value or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of plan assets. The CDSC is also waived:
     o    on shares sold to satisfy IRS minimum distribution rules; and
     o using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares subject to a CDSC without paying the CDSC.)

In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.

Broker-dealers that sell Principal Mutual Funds are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation, the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor.

SALES CHARGE WAIVER OR REDUCTION (Class A shares)

Class A shares of the Fund may be purchased without a sales charge or at a reduced sales charge. The Fund reserves the right to change or stop offering shares in this manner at any time for new accounts and with 60 days notice to shareholders of existing accounts.

Waiver of sales  charge.  The Fund's Class A shares may be  purchased  without a sales charge:
     o by its Directors, Principal Life and its subsidiaries and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members and trusts for the benefit of these individuals;
     o    by the Principal Employees' Credit Union;
     o by non-ERISA clients of Invista Capital Management LLC and Principal Capital Management LLC;
     o by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
     o through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
     o by unit investment trusts sponsored by Principal Life Insurance Company and/or its subsidiaries or affiliates;
     o by certain employee welfare benefit plan customers of Principal Life with Plan Deposit Accounts;
     o by participants who receive distributions from certain annuity contracts offered by Principal Life;
     o using cash payments received from the Principal Bank under its awards program;
     o to the extent the investment represents the proceeds of a total surrender of certain Principal Life issued unregistered group annuity contracts if Principal Life waives any applicable CDSC or other contract surrender charge; and
     o to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of employees/participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met:
     o your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
     o your investments must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
     o you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
     o   You must send Princor either:
          o    the check for the sales  proceeds  (endorsed to Principal  Mutual
               Funds) or
          o    a copy of the  confirmation  statement from the other mutual fund showing  the sale  transaction.  If you place  your  order to buy
               Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

NOTE: Please be aware that the sale of your other mutual fund shares may be subject to federal (and state) income taxes. In addition, you may pay a surrender charge to the other mutual fund.

Ongoing fees. The Fund pays ongoing operating fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

Distribution (12b-1) Fees
The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay expenses relating to distribution fees for the sale of Fund shares and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.

The maximum 12b-1 fees that may be paid by the Fund on an annual basis are:
     o   Class R shares                       0.75%
     o   Class A shares                       0.25%

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed income securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds may have speculative characteristics and be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
The Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the Fund bears a risk of loss. To minimize such risks, the Fund
enters  into  repurchase  agreements  only  with  large,   well-capitalized  and
well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Fund may enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. The Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Manager or Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
The Fund may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. The Fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
The Fund may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Options
The Fund may buy and sell certain types of options. Each type is more fully discussed in the SAI.

Foreign Securities
The Fund may invest up to 25% of its assets in foreign securities (securities of non-U.S. companies).

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning foreign issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. The Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Fund. These procedures outline the steps to be followed by the Manager and/or Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Board of Directors oversees this process.

Unseasoned Issuers
The Fund may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary or Defensive Measures
For temporary or defensive purposes in times of unusual or adverse market conditions, the Fund, may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bank acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you pay taxes even if you don't sell any of your shares during the year).

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation serves as the manager for the Principal Mutual Funds. In its handling of the business affairs of each Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Funds. The Manager has signed sub-advisory agreements with Morgan Stanley for portfolio management functions for the Fund. The Manager compensates Morgan Stanley for its subadvisory services as provided in the subadvisory agreement.

The Manager is a subsidiary of Principal Financial Services Inc. It has managed mutual funds since 1969. As of __________________, the funds it managed had assets of approximately $____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisor

The Sub-Advisor for the Fund is Morgan Stanley Asset Management. Morgan Stanley, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. As of June 30, 1999, Morgan Stanley, together with its affiliated institutional asset management companies, managed assets of approximately $175 billion.

Duties of the Manager and Sub-Advisor
The Manager or Sub-Advisor provides the Board of Directors of the Fund a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each Class of shares of the Fund is calculated each day the New York Stock Exchange is open. The share price is determined at the close of business of the Exchange (normally at 3:00 p.m. Central Time). When your order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is placed.

The share price is calculated by:
     o    taking the current market value of the total assets of the Fund
     o    subtracting liabilities of the Fund
     o    dividing the remainder proportionately into the Classes of the Fund
     o    subtracting the liabilities of each Class
     o    dividing  the  remainder  by the total  number of shares owned by that
          Class.

NOTES:
     o If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.
     o The Fund's securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
     o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as a local price and a premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays most of its net  dividend  income to you every  year.  The payment schedule is:

 Fund                Record Date                   Payable Date
 --------------------------------------------------------------
 Aggressive Growth   three business days before    June 24 and December 24
                     each payable date             (or previous business day)

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds it assets.

You can  authorize  income  dividend  and capital  gain  distributions  to be:
     o invested in additional shares of the Fund you own without a sales charge;
     o invested in shares of another Principal Mutual Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
     o    paid in cash.

NOTE:Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.

     Distributions from the Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

HOW TO BUY SHARES

To open an account and buy fund shares, rely on your Registered Representative. Principal Mutual Funds are "load" funds which means you pay a sales charge for the ongoing assistance of your Registered Representative.

Fill out the Principal Mutual Fund or Principal Mutual Fund IRA application completely. You must include:
     o    the name(s) you want to appear on the account;
     o    the amount of the investment;
     o    your Social Security number or Taxpayer I.D. number;
     o investor information (used to help your Registered Representative confirm that your investment selection is consistent with your goals and circumstances);
     o    employer information; and
     o other required information (may include corporate resolutions, trust agreements, etc.).

The Fund requires a minimum initial investment:
     o   Regular Accounts                            $1,000
     o   Uniform Transfer to Minor Accounts          $500
     o   IRA Accounts                                $500

Subsequent investment minimums are $100. However, if your subsequent investment are made using an Automatic Investment Plan, the investment minimum is $50.

NOTE: The minimum investment applies on a fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; Principal Mutual Fund asset allocation programs; Automatic Investment Plans; and Cash Management Accounts (with Delaware Charter Guarantee and Trust Company as trustee).

Invest by mail:
      o  Send a check and completed application to:
                  Principal Mutual Funds
                  P. O. Box 10423
                  Des Moines Iowa 50306-9780

      o  Make your check payable to Principal Mutual Funds.
      o Your purchase will be priced at the next share price calculated after Principal Mutual Funds receives your completed paperwork.

Order by telephone:
     o Call us at 1-800-247-4123 between 7:00 a.m. and 7:00 p.m. Central Time on any day that the New York Stock Exchange is open.
     o    To buy shares the same day, you need to call before 3:00 p.m.  Central
          Time.
     o We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
     o    For new accounts, you also need to send a completed application.

Wire money from your bank:
     o Have your Registered Representative call Principal Mutual Funds (1-800-247-4123) for an account number and wiring instructions.
     o For both initial and subsequent purchases, federal funds should be wired to:
                  Norwest Bank Iowa, N.A.
                  Des Moines, Iowa 50309
                  ABA No.: 073000228
                  For credit to: Principal Mutual Funds
                  Account No.: 3000499968
                  For credit: Principal ________ Fund, Class ____
                  Shareholder Account No. __________________
                  Shareholder Registration __________________

     o Give the number and instructions to your bank (which may charge a wire fee).
     o To buy shares the same day, the wire must be received before 3:00 p.m. Central Time.
     o No wires are accepted on days when the New York Stock Exchange is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Establish an Automatic Investment Plan
     o Make regular monthly investments with automatic deductions from your bank or other financial institution account.
     o Minimum investment amounts are waived if you set up an Automatic Investment Plan when you open your account.
     o   Minimum monthly purchase $50 per Fund.
     o Send completed application, check authorization form and voided check (or voided deposit slip) to:
              Principal Mutual Funds
              P. O. Box 10423
              Des Moines Iowa 50306-9780

Set up a Dividend Relay
     o Invest your dividends and capital gains from one Principal Mutual Fund in shares of another Principal Mutual Fund.
     o    Distributions from a Fund may be directed only to one receiving Fund.
     o The Fund share class receiving the investment must be the same class as the originating Fund.
     o    There is no sales  charge or  administrative  charge for the  Dividend
          Relay.
     o    You can set up Dividend Relay:
          o    on the application for a new account; or
          o by calling Principal Mutual Funds (1-800-247-4123) if telephone services apply to the originating account; or
          o    in writing (a signature guarantee may be required).
     o You may discontinue your Dividend Relay election with a written notice to Principal Mutual Funds.
     o There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
     o The receiving Fund must meet fund minimums. If it does not, the Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 90 days of sending you a deficiency notice.

HOW TO SELL SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. There is no charge for a sale. However, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). The Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.

Your request for a distribution from your IRA must be in writing. You may obtain a distribution form by telephoning us (1-800-247-4123) or writing to Princor at P.O. Box 10423, Des Moines, Iowa 50309. Distributions from an IRA may be taken as:

     o    lump sum of the entire interest in the IRA;
     o    partial interest in the IRA; or
     o periodic payments of either a fixed amount or amounts based on certain life expectancy calculations.
Tax penalties may apply to distributions before the IRA participant reaches age 50 1/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
     o payable to all owners on the account (as shown in the account registration) and
     o mailed to address on the account (if not changed within last month) or previously authorized bank account.

For  other   payment   arrangements,   please  call   Principal   Mutual   Funds
(1-800-247-4123).

You should also call Principal Mutual Funds (1-800-247-4123) for special instructions that may apply to sales from accounts:
     o   when an owner has died;
     o   for certain employee benefit plans; or
     o   owned by corporations, partnerships, agents or fiduciaries.

Within 60 days after the sale of shares, the amount of the sale proceeds can be reinvested in any Principal Mutual Funds' Class R shares (or Class A shares acquired by conversion of Class R shares into Class A shares). This is a one time privilege that permits you to reinvest the amount of the sales proceeds in shares of the same Class of shares of the Funds without a sales charge. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.

Sell shares by mail
     o Send a letter or distribution form (call us at 1-800-247-4123 for the form) which is signed by the owner of the account to:
                  Principal Mutual Funds
                  P. O. Box 10423
                  Des Moines Iowa 50306-9780

     o   Specify the Fund and account number.
     o   Specify the number of shares or the dollar amount to be sold.
     o   A signature guarantee* will be required if the:
          o    sell order is for more than $100,000;
          o account address has been changed within one month of the sell order; or
          o check is payable to a party other than the account shareholder(s) or Principal Life Insurance Company.
               * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone* (1-800-247-4123)
     o Address on account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
     o    If our phone  lines are busy,  you may need to send in a written  sell order.
     o To sell shares the same day, the order must be received before 3:00 p.m. Central Time.
     o Telephone privileges are NOT available for Principal Mutual Funds IRAs, 403(b)s, certain employee benefit plans, or on shares for which certificates have been issued.
     o If previously authorized, checks can be sent to a shareholder's U.S. bank account.
          * The Fund and transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. Each Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the address on the account.

Periodic withdrawal plan
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
     o    sell a fixed number of shares ($25 initial minimum amount);
     o sell enough shares to provide a fixed amount of money ($25 initial minimum amount);
     o pay insurance or annuity premiums or deposits to Principal Life Insurance Company (call us at 1-800-247-4123 for details); and
     o provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
     o   completing the applicable section of the application; or
     o sending us your written instructions (and share certificate, if any, issued for the account).

Your periodic  withdrawal  plan continues  until:
     o    you instruct us to stop; or
     o    your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

Withdrawal payments are sent on or before the third business day after the date of the sale. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Fund does not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

HOW TO  EXCHANGE SHARES AMONG PRINCIPAL MUTUAL FUNDS

Your shares in the Fund may be exchanged without a sales charge for the same class of any other Principal Mutual Fund. A prospectus for the other Principal Mutual Funds is available at no cost by callinig us at 1-800-247-4123.

The purchase date of the exchanged shares is used to measure the length of time you have owned the acquired shares. The minimum amount that may be exchanged into any Principal Mutual Fund must be at least $300 on an annual basis.

You may exchange shares by:
     o calling us (1-800-247-4123), if you have telephone privileges on the account and if:
          o    the amount of the exchange is $500,000 or less; and
          o    no share certificate has been issued.
     o   sending a written request to
                  Principal Mutual Funds
                  P. O. Box 10423
                  Des Moines, Iowa 50306-9780
     o completing an Exchange Authorization Form (call us at 1-800-247-4123 to obtain the form).

Automatic exchange election.
This election authorizes an exchange from one Principal Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
     o    completing the Automatic Exchange Election section of the application;

     o calling us (1-800-247-4123) if telephone privileges apply to the account from which the exchange is to be made; or

     o    sending us your written instructions.

Your automatic  exchange  continues  until:
     o    you instruct us to stop; or
     o    your Fund account balance is zero.

You may specify the day of the exchange. If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

General
     o    An exchange by any joint owner is binding on all joint owners.
     o If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
     o All exchanges are subject to the minimum investment and eligibility requirement of the Fund being acquired.
     o You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
     o If a certificate has been issued, it must be returned to the Fund before the exchange can take place.
     o Instructions for exchanges in excess of $500,000 must be in writing and signature guaranteed.

The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close any account. You would be notified of any such action to the extent required by law.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Mutual Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement. The exchange is treated as a sale of shares for federal income (and state) tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements
You will receive quarterly statements for the Fund. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year end statement includes information for all transactions that took place during the year. Please review your statement as soon as your receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between Principal Mutual Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information; what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts

     o    when the only activity during the quarter:
          o is purchase of shares from reinvested dividends and/or capital gains;
          o    is a result of  Dividend  Relay;
          o    are purchases under a Automatic Investment Plan;
          o    are sales under a periodic withdrawal plan; and
          o    are purchases or sales under an automatic exchange election.
     o used to fund certain individual retirement or individual pension plans.
     o    established under a payroll deduction plan.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
     o    if you sell more than $100,000 from any one Fund;
     o if a sales proceeds check is payable to other than the account shareholder(s), Principal Life Insurance Company or one of its affiliates;
     o to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
     o    to change ownership of an account;
     o    to add telephone transaction services to an existing account;
     o to change bank account information designated under an existing telephone withdrawal plan;
     o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month;
     o    to add wire privileges to an existing account; and
     o    to exchange more than $500,000 among the Principal Funds.

Minimum Account Balance
Generally, the Fund does not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Fund reserves the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Fund exercises this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Fund reserves the right to increase the required minimum.

Special Plans
The Fund reserves the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, and waiver or reduction of sales charges for certain purchasers. You will be notified of any such action to the extent required by law.

Telephone Instructions
The Fund reserves the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Year 2000 Readiness Disclosure
The business operations of the Fund depend on computer systems that contain date fields. These systems include securities transfer agent operations and securities pricing systems. Many of these systems were constructed using a two digit date field to represent the date. Unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 Problem).

When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by the Manager, the service providers and other third parties it does business with are not Year 2000 compliant. For example, the Fund's portfolio and operational areas could be impacted, included securities pricing, dividend and interest payments, shareholder account servicing and reporting functions. In addition, the Fund could experience difficulties in transactions if foreign broker-dealers or foreign markets are not Year 2000 compliant.

The Manager relies on public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging countries, may not be required to make the same disclosures about their readiness as are required in the U.S. It is likely that if a company a Fund invests in is adversely affected by Year 2000 problems, the price of its securities will also be negatively impacted. A decrease in value of one or more of the Fund's securities will decrease the Fund's share price.

In addition, the Manager and affiliated service providers have worked to identify their Year 2000 problems and to take steps they reasonably believe will address these issues. This process began in 1996 with the identification of product vendors and service providers as well as the internal systems that might be impacted.

We will continue to verify our systems through the end of 1999 and into 2000 to help ensure that no new data-related problems are introduced into previously tested or newly developed systems.

We have developed a series of contingency plans. Although it is not possible to guarantee that all our systems will perform perfectly, we are confident our extensive analysis and efforts to identify and correct potential Year 2000 problems will allow us to resolve quickly any date-related systems issues.

Other important Year 2000 initiatives include:
     o the service provider for our transfer agent system has renovated its code. We finished client testing in July, 1999. The service provider has completed a securities industry wide testing program.
     o the securities pricing system we use has renovated its code and conducted client testing in June 1998;
     o Facilities Management of Principal Life has identified non-systems issues (heat, lights, water, phone, etc.) and is working with these service providers to ensure continuity of service; and
     o the Manager and other areas of Principal Life have contacted all vendors with which we do business to receive assurances that they are able to deal with any Year 2000 problems. We continue to work with the vendors to identify any areas of risk.

In its budget for 1999 and 2000, the Manager has estimated expenses of between $100,000 and $500,000 to deal with Year 2000 issues.

Financial Statements
Shareholders will receive an annual financial statement for the Fund, examined by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement which is unaudited. As the inception date of the Fund is ______________, these reports are not yet available.

Additional information about the Funds is available in the Statement of Additional Information dated ____________, and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306.
Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
                                    SEC FILE

                     Principal Aggressive Growth Fund, Inc.


                     Principal Aggressive Growth Fund, Inc.
                          Principal Balanced Fund, Inc.
                         Principal Blue Chip Fund, Inc.
                            Principal Bond Fund, Inc.
                       Principal Capital Value Fund, Inc.
                      Principal Cash Management Fund, Inc.
                   Principal Government Securities Fund, Inc.
                           Principal Growth Fund, Inc.
                         Principal High Yield Fund, Inc.
               Principal International Emerging Markets Fund, Inc.
                       Principal International Fund, Inc.
                   Principal International SmallCap Fund, Inc.
                     Principal Limited Term Bond Fund, Inc.
                           Principal MidCap Fund, Inc.
                        Principal Real Estate Fund, Inc.
                          Principal SmallCap Fund, Inc.
                      Principal Tax-Exempt Bond Fund, Inc.
                         Principal Utilities Fund, Inc.




                       Statement of Additional Information

                           dated ____________________



This Statement of Additional Information is not a prospectus but is a part of the prospectuses for the Funds listed above. The most recent prospectuses for all Funds (except Principal Aggressive Growth Fund, Inc.) for Class A, Class B and Class R shares dated March 1, 1999 and for Class C shares dated June 30, 1999, the prospectuses for the Principal Aggressive Growth Fund, Inc. dated __________________ and shareholder report are available without charge. Please call 1-800-247-4123 to request a copy. The prospectus for Class A and Class B shares of all funds except the Principal Aggressive Growth Fund, Inc. may also be viewed on our web site at www.principal.com/funds.

                                TABLE OF CONTENTS

  Investment Policies and Restrictions of the Funds..................   3
  Growth-Oriented Funds..............................................   5
  Income-Oriented Funds .............................................  10
  Money Market Fund..................................................  14
  Funds' Investments.................................................  15
  Management of the Fund.............................................  26
  Manager and Sub-Advisor............................................  28
  Cost of Manager's Services.........................................  30
  Brokerage on Purchases and Sales of Securities.....................  32
  How to Purchase Shares.............................................  35
  Offering Price of Funds' Shares....................................  37
  Distribution Plan..................................................  44
  Determination of Net Asset Value of Funds' Shares .................  46
  Performance Calculation............................................  47
  Tax Treatment of Funds, Dividends and Distributions  ..............  53
  General Information and History....................................  55
  Financial Statements ..............................................  56
  Appendix A.........................................................  56

INVESTMENT POLICIES AND RESTRICTIONS OF THE FUNDS

The following information about the Principal Funds, a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, supplements the information provided in the Prospectuses under the caption "CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS".

There are three categories of Principal Funds:

Growth-Oriented Funds which include:
o eight Funds which seek primarily capital appreciation through investments in equity securities (Aggressive Growth Fund, Capital Value Fund, Growth Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund);
o one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund);
o one Fund which seeks growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip Fund);
o one Fund which seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry (Real Estate Fund); and
o one Fund which seeks current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry (Utilities Fund).

Income-Oriented Funds which include five funds which seek primarily a high level of income through investments in debt securities (Bond Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund and Tax-Exempt Bond Fund).

Money Market Fund which seeks primarily a high level of income through investments in short-term debt securities (Cash Management Fund).

In seeking to achieve its investment objective, each Fund has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Similar shareholder approval is required to change the investment objective of each of the Funds. The following discussion provides for each Fund a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy and a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectuses or the Statement of Additional Information is not fundamental and may be changed by the respective Fund's Board of Directors.

The Table on the next page graphically illustrates each Fund's emphasis on producing current income and capital growth and the stability of the market value of the Fund's portfolio. These illustrations represent comparative relationships only with regard to the investment objectives sought by the Funds. Relative income, stability and growth may vary among the Funds with certain market conditions. The illustrations are not intended and should not be construed as projected relative performances of the Principal Funds.

GROWTH-ORIENTED FUNDS

Investment Objectives

Principal Aggressive Growth Fund, Inc. ("Aggressive Growth Fund") seeks to provide long-term capital appreciation.

Principal Balanced Fund, Inc. ("Balanced Fund") seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Principal Blue Chip Fund, Inc. ("Blue Chip Fund") seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Principal Capital Value Fund, Inc. ("Capital Value Fund") seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal Growth Fund, Inc. ("Growth Fund") seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal International Emerging Markets Fund, Inc. ("International Emerging Markets Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Principal International Fund, Inc. ("International Fund") seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International SmallCap Fund, Inc. ("International SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

Principal   MidCap  Fund,   Inc.   ("MidCap  Fund")  seeks  to  achieve  capital
appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc. ("Real Estate Fund") seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc. ("SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc. ("Utilities Fund") seeks to provide high current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies in the public utilities industry.

Investment Restrictions

Aggressive Growth Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

(1) Issue any senior securities as defined in the Investment Company Act of 1940, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below does not involve the issuance of a senior security.

(2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts and options on such contracts, swaps and securities backed by physical commodities.

(3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(4) Borrow money, except that it may (a) borrow from banks (as defined in the Investment Company Act of 1940, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

(5) Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

(6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

(7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(8) Concentrate its investments in any particular industry, except that the Fund may invest not more than 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

(9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

The Fund has also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the Fund's present policy to:

(1) invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applifcable law.

(2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(3) Invest in companies for the purpose of exercising control or management.

(4)  Invest more than 25% of its total assets in securities of foreign issuers.

(5) Enter into (a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
     (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

(6) Invest in real estate limited partnership interests or real estate investment trusts.

(7) Acquire securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Balanced   Fund,   Blue  Chip  Fund,   International   Emerging   Markets  Fund,
International Fund, International SmallCap Fund, MidCap Fund, Real Estate Fund, SmallCap Fund and Utilities Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Balanced Fund, Blue Chip Fund, International Fund, International Emerging Markets Fund, International SmallCap Fund, MidCap Fund, Real Estate Fund, SmallCap Fund and Utilities Fund each may not:

(1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

(2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

(4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

(6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

(7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) except that this limitation shall apply only with respect to 75% of the total assets of the International Emerging Markets Fund and the International SmallCap Fund; or purchase more than 10% of the outstanding voting securities of any one issuer.

(8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(9) Concentrate its investments in any particular industry or industries, except that:
     (a) the Utilities Fund may not invest less than 25% of its total assets in securities of companies in the public utilities industry,
     (b) the Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund each may invest not more than 25% of the value of its total assets in a single industry, and
     (c) the Real Estate Fund may not invest less than 25% of its total assets in securities of companies in the real estate industry.

(10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

(11)  Invest  in  interests  in  oil,  gas  or  other  mineral   exploration  or
      development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

(1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

(2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Fund also includes warrants not listed on the Toronto Stock Exchange. The 2% limitation for the International Emerging Markets Fund and International SmallCap Fund also includes warrants not listed on the Toronto Stock Exchange and the Chicago Board Options Exchange.

(3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

(4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(5) Invest in companies for the purpose of exercising control or management.

(6) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

(7) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

(8) Invest in arbitrage transactions.

(9) Invest in real estate limited partnership interests except that this restriction shall not apply to the Real Estate Fund.

(10) Invest in mineral leases.

The Balanced Fund, Blue Chip Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each such Fund may not invest more than 20% of its total assets in securities of foreign issuers.

The Real Estate Fund has adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not invest more than 25% of its total assets in securities of foreign issuers.

The Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each Fund may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization and the Funds may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

The Utilities Fund has also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

Capital Value Fund and Growth Fund


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Value Fund and Growth Fund each may not:

(1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

(2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except U.S. Government securities).

(3) Purchase the securities of any issuer if the purchase will cause more than 10% of the voting securities, or any other class of securities of the issuer, to be held by the Fund.

(4) Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

(5) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

(6) Engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.

(7) Engage in the purchase and sale of commodities or commodity contracts.

(8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of a security. The Fund will not issue or acquire put and call options.

(10) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

(11)  Invest more than 20% of its total assets in securities of foreign issuers.

In addition:

(12) The Fund may not make loans except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, and (ii) enter into repurchase agreements.

(13) The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of (i) 5% of the value of the Fund's assets, less liabilities other than such borrowings, or (ii) 10% of the Fund's assets taken at cost at the time such borrowing is made. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost.

Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval, each Fund may not:

(1) Invest in companies for the purpose of exercising control or management.

(2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

(3) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

(4) Invest in real estate limited partnership interests.

(5)  Invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs, but the Fund may purchase and sell securities of companies which invest or deal in such interests.

(6) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connect with a merger, consolidation or plan of reorganization.

INCOME-ORIENTED FUNDS

Investment Objectives

Principal Bond Fund, Inc. ("Bond Fund") seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Principal Government Securities Income Fund, Inc. ("Government Securities Income Fund") seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Principal High Yield Fund, Inc. ("High Yield Fund") seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

Principal Limited Term Bond Fund, Inc. ("Limited Term Bond Fund") seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

Principal Tax-Exempt Bond Fund, Inc. ("Tax-Exempt Bond Fund") seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed income obligations.

Investment Restrictions

Bond Fund, High Yield Fund and Limited Term Bond Fund


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Fund, High Yield Fund and Limited Term Bond Fund each may not:

(1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

(2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

(4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

(6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

(7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

(8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(9) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry.

(10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

(11)  Invest  in  interests  in  oil,  gas  or  other  mineral   exploration  or
      development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

(1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

(2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

(3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

(4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

(5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(6) Invest in companies for the purpose of exercising control or management.

(7)  Invest more than 20% of its total assets in securities of foreign issuers.

(8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

(9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

(10) Invest in arbitrage transactions.

(11) Invest in real estate limited partnership interests.

Government Securities Income Fund


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Income Fund may not:

(1)  Issue any senior securities.

(2) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, except that the Fund may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the United States Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of obligations issued by the United States Government or its agencies or instrumentalities.

(3)  Act as an underwriter  of securities,  except to the extent the Fund may be
     deemed  to  be  an  underwriter  in  connection   with  the  sale  of  GNMA
     certificates held in its portfolio.

(4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

(5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

(7) Invest in companies for the purpose of exercising control or management.

(8) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

(9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets.

(10) Enter into repurchase agreements maturing in more than seven days if, as a result, thereof, more than 10% of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

 (11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

(12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

(1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

(2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(3) Invest in real estate limited partnership interests.

(4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

Tax-Exempt Bond Fund


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Bond Fund may not:

(1) Issue any senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or
     (b) borrowing money in accordance with restrictions described below.

(2) Purchase any securities other than Municipal Obligations and Taxable Investments as defined in the Prospectus and Statement of Additional Information.

(3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

(5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(6) Invest in companies for the purpose of exercising control or management.

(7) Invest more than:
     (a) 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities).
     (b) 15% of its total assets in securities that are not readily marketable and in repurchase agreements maturing in more than seven days.

(8) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Invest in commodities or commodity futures contracts.

(10) Write, purchase or sell puts, calls or combinations thereof.

(11)  Invest  in  interests  in  oil,  gas  or  other  mineral   exploration  or
      development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

(12) Make short sales of securities.

(13) Purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.

(14) Make loans, except that the Fund may purchase and hold debt obligations in accordance with its investment objective and policies, enter into repurchase agreements, and may lend its portfolio securities without limitation against collateral, consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

(15) Borrow money, except for temporary or emergency purposes from banks in an amount not to exceed 5% of the value of the Fund's total assets at the time the loan is made.

(16) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

The Fund has also adopted the following restriction which is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to invest in real estate limited partnership interests.

The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user is deemed the sole issuer. If, in either case, the creating government or some other entity guarantees a security, the guarantee is considered a separate security and is treated as an issue of such government or other entity. However, that guarantee is not deemed a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the Fund's total assets.

The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could increase the risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUND

Investment Objectives

Principal Cash Management Fund, Inc. ("Cash Management Fund") seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Investment Restrictions

Cash Management Fund


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Cash Management Fund may not:

(1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S.
     banks and savings institutions. (See "Bank Obligations").

(2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(4) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(5) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

(6) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

(7) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

(8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.

(10) Invest in companies for the purpose of exercising control or management.

(11) Make loans to others except through the purchase of debt obligations in which the Fund is authorized to invest and by entering into repurchase agreements (see "Fund Investments").

(12) Borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (i) 5% of the value of the Fund's assets, or (ii) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

(13) Invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

(14) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

The Fund has also adopted the following restriction which is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

(1) Invest in real estate limited partnership interests.

FUNDS' INVESTMENTS

The following  information  supplements the discussion of the Funds'  investment
objectives  and  policies  in  the  Prospectuses   under  the  caption  "CERTAIN
INVESTMENT STRATEGIES AND RELATED RISKS."

Selections  of equity  securities  for the Funds (except the  Aggressive  Growth
Fund) are made based on an approach described broadly as "top-down" fundamental analysis. Three basic steps are involved in this analysis.

o First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
o Second, given some conviction as to the likely economic climate, the Manager or Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Manager or Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
o Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

In selecting securities for the Aggressive Growth Fund, Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

Restricted Securities

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15% (10% for the Government Securities Income Fund and the Money Market Fund) of its assets. The Board of Directors of each of the Growth-Oriented and Income-Oriented Funds has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from other restricted securities when applying the preceding investment restrictions.

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction which is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities

Each of the following Funds may invest in foreign securities to the indicated percentage of its assets:
o International, International Emerging Markets and International SmallCap Funds - 100%;
o    Aggressive Growth and Real Estate Fund - 25%;
o Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond, MidCap, SmallCap and Utilities Funds - 20%.
o The Cash Management Fund does not invest in foreign securities other than those that are United States dollar denominated. All principal and interest payments for the security are payable in U.S. dollars. The interest rate, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars.

Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.

Securities of Smaller Companies

The International SmallCap, MidCap and SmallCap Funds invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts

The Aggressive Growth, Balanced, Blue Chip, Bond, Government Securities Income, High Yield, International, International Emerging Markets, International SmallCap, Limited Term Bond, MidCap, Real Estate, SmallCap and Utilities Funds may each engage in the practices described under this heading. The Tax-Exempt Bond Fund may invest in financial futures contracts as described under this heading. In the following discussion, the terms "the Fund," "each Fund" or "the Funds" refer to each of these Funds.

     Spread Transactions

     Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Funds' policy limiting the pledging or mortgaging of assets.

     Options on Securities and Securities Indices


     Each Fund's Manager or Sub-Advisor may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The International Fund would only write covered call options on its portfolio securities; it does not write or purchase put options. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

     Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

     The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

     The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually (and the International Fund must) own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.

     Once a Fund has written an option, it may terminate its obligation, before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

     Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.

     When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

     Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

     None of the Funds will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and futures contracts.

     Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Manager or Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

     Risks Associated with Options Transactions. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

     Futures Contracts and Options on Futures Contracts

     Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund seeks to hedge against a decline in securities owned by the Fund or an increase in the price of securities which the Fund plans to purchase.

     Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

     A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

     When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.

     Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

     In using futures contracts, the Fund seeks to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund also sells futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund purchases futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

     Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

     Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract
     (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

     If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

     When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

     Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the Manager's or Sub-Advisor's ability to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

     Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.

     None of the Funds will purchase or sell futures contracts or options thereon for non-bona fide hedging purposes if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

     The Funds may enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC for other appropriate risk management purposes, if any, which the CFTC deems appropriate for mutual funds excluded from the regulations governing commodity pool operators, and to a limited extent to enhance returns. The Funds are not permitted to engage in speculative futures trading. Each Fund determines that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquires puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

     When a Fund purchases a futures contract, or purchases a call option on a futures contract, it places any asset, including equity securities and non-investment grade debt in a segregated account, so long as the asset is liquid and marked to the market daily. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

     The Funds do not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund writes call options on specific securities in that portion of its portfolio, the value of those securities is deducted from the current market value of that portion of the securities portfolio. If this limitation is exceeded at any time, the Fund takes prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Forward Foreign Currency Exchange Contracts

The Aggressive Growth, International, International Emerging Markets and International SmallCap Funds may, but are not obligated to, enter into forward foreign currency exchange contracts only under two circumstances. First, when a Fund is entering into a contract for the purchase or sale of a security denominated in a foreign currency and wants to "lock-in" the U.S. dollar price of the security. Second, when the Sub-Advisor believes that the currency of a particular foreign country in which a portion of a Fund's securities are denominated may suffer a substantial decline against the U.S. dollar. A Fund generally does not enter into a forward contract with a term of greater than one year.

The Aggressive Growth, International, International Emerging Markets and International SmallCap Funds enter into forward foreign currency exchange contracts only for the purpose of "hedging," that is limiting the risks associated with changes in the relative rates of exchange between the U.S.
dollar and foreign currencies in which securities owned by a Fund are denominated. They do not enter into such forward contracts for speculative purposes. A Fund sets up a separate account with the Custodian to place foreign securities denominated in the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relative new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Repurchase Agreements

All Funds may invest in repurchase agreements. None of the Growth-Oriented or Income-Oriented Funds enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Fund, amount to more than 15% of its assets. The Money Market Fund does not enter into repurchase agreements that do not mature within seven days of such investment together with other illiquid securities held by the Fund, amount to more than 10% of its assets. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price and at a fixed time in the future. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Fund's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Funds follows procedures established by its Board of Directors which are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions which the Fund's Manager, or Sub-Advisor, believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. In seeking to liquidate the collateral, a Fund may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Lending of Portfolio Securities

All Funds, except the Capital Value, Growth and Cash Management Funds, may lend their portfolio securities. None of the Funds intends to lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed 30% of its total assets. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day in a segregated account. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not vote securities that have been loaned, but it may call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities

Each of the Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuation which involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each Fund only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each Fund also establishes a segregated account with its custodian bank in which it maintains cash or cash equivalents, United States Government securities, other high grade debt obligations and equity securities equal in value to the Fund's commitments for when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.

Money Market Instruments

The Cash Management Fund invests all of its available assets in money market instruments maturing in 397 days or less. The types of instruments which this Fund purchases are described below.

(1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

(2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
     o U.S. agency obligations include, but are not limited to, the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.
     o U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

     Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

(3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets which are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks which are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

     Any obligations of foreign banks must be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Fund considers these factors along with other appropriate factors in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. The Fund invests in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

     A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Fund occasionally invests in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

(4) Commercial Paper -- Short-term promissory notes issued by U.S. or foreign corporations.

(5) Short-term Corporate Debt -- Corporate notes, bonds and debentures which at the time of purchase have 397 days or less remaining to maturity.

(6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "FUND INVESTMENTS - Repurchase Agreements.")

(7)  Taxable  Municipal   Obligations  --  Short-term   obligations   issued  or
     guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard and Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager further evaluates these securities.

Municipal Obligations


The Tax-Exempt Bond Fund can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, which generally have a maturity at the time of issue of one year or more, Municipal Notes, which generally have a maturity at the time of issue of six months to three years, and Municipal Commercial Paper, which generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities which may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.

A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Manager monitors on an ongoing basis the pricing, quality and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Funds treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Funds. No Fund committed during the last fiscal year or intends to commit during the present fiscal year more than 5% of its net assets to participation interests.

Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and a Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Funds to pay "exempt interest" dividends may be adversely affected. Each Fund would reevaluate its investment objective and policies and consider changes in its structure.

Taxable Investments of the Tax-Exempt Bond Fund

The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Portfolio Turnover

Portfolio turnover normally differs for each Fund, varies from year to year (as well as within a year) and is affected by portfolio sales necessary to meet cash requirements for redemptions of Fund shares. This requirement may in some cases limit the ability of a Fund to effect certain portfolio transactions. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses which are paid by the Fund.

No portfolio turnover rate can be calculated for the Cash Management Fund because of the short maturities of the securities in which it invests.

The portfolio turnover rates for each of the other Funds for its most recent and immediately preceding fiscal periods were as follows (annualized when reporting period is less than one year):

             Balanced Fund                               57.0% and 27.6%
             Blue Chip Fund                              0.5% and 55.4%
             Bond Fund                                   15.2% and12.8%
             Capital Value Fund                          23.2% and 30.8%
             Government Securities Income Fund           17.1% and 10.8%
             Growth Fund                                 21.9% and16.5%
             High Yield Fund                             65.9% and 39.2%
             International Emerging Markets Fund         45.2% and 21.4%
             International Fund                          38.7% and 26.6%
             International SmallCap Fund                 99.8% and10.4%
             Limited Term Bond Fund                      23.8% and 17.4%
             MidCap Fund                                 25.1% and 9.5%
             Real Estate Fund                            60.4%
             SmallCap Fund                               20.5%
             Tax-Exempt Bond Fund                        6.6% and 8.9%
             Utilities Fund                              11.9% and 22.5%

Fund History

The Funds were incorporated in Maryland on the following dates:

            Aggressive Growth Fund                      August 10, 1999
            Balanced Fund                               November 26, 1986
            Blue Chip Fund                              December 10, 1990
            Bond Fund                                   December 2, 1986
            Capital Value Fund                          May 26, 1989*
            Cash Management Fund                        June 10, 1982
            Government Securities Income Fund           September 5, 1984
            Growth Fund                                 May 26, 1989*
            High Yield Fund                             November 26, 1986
            International Emerging Markets Fund         May 27, 1997
            International Fund                          May 12, 1981
            International SmallCap Fund                 May 27, 1997
            Limited Term Bond Fund                      August 9, 1995
            MidCap Fund                                 February 20, 1987
            Real Estate Fund                            May 27, 1997
            SmallCap Fund                               August 13, 1997
            Tax-Exempt Bond Fund                        June 7, 1985
            Utilities Fund                              September 3, 1992

     * Effective November 1, 1989 the Fund succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969.

MANAGEMENT OF THE FUND

Board of Directors

Under Maryland law, a Board of Directors oversees each of the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Other than serving as Directors, most of the Board members have no affiliation with the Funds or service providers.

The current Directors and Officers are shown below. Each person also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Unless an address is shown, the mailing address for the Directors and Officers is Principal Financial Group, Des Moines, Iowa 50392.

* John E. Aschenbrenner, 50, Director. Senior Vice President, Principal Life Insurance Company since 1996; Vice President - Individual Markets 1990-1996. Director, Principal Management Corporation and Princor Financial Services Corporation.

@ James D. Davis, 65, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

*& Ralph C. Eucher, 47, Director and President. Vice President, Principal Life Insurance Company since 1999. Director and President, Princor Financial Services Corporation and Principal Management Corporation since 1999. Prior thereto, Second Vice President, Principal Life Insurance Company.

     Pamela A. Ferguson, 56, Director. 4112 River Oaks Drive, Des Moines, Iowa. Professor of Mathematics, Grinnell College since 1998. Prior thereto, President, Grinnell College.

@    Richard W. Gilbert, 59, Director. 1357 Asbury Avenue,  Winnetka,  Illinois.
     President,   Gilbert  Communications,   Inc.  since  1993.  Prior  thereto,
     President and Publisher, Pioneer Press.

*& J. Barry Griswell, 50, Director and Chairman of the Board. President, Principal Life Insurance Company since 1998; Executive Vice President, 1996-1998; Senior Vice President, 1991-1996. Director and Chairman of the Board, Principal Management Corporation and Princor Financial Services Corporation.

     Barbara A. Lukavsky, 59, Director. 13731 Bay Hill Court, Clive, Iowa. President and CEO, Barbican Enterprises, Inc. since 1997.President and CEO, Lu San ELITE USA, L.C. 1985-1998.

* Craig L. Bassett, 47, Treasurer. Second Vice President and Treasurer, Principal Life Insurance Company since 1998. Director - Treasury 1996-1998. Prior thereto, Associate Treasurer.

* Michael J. Beer , 38, Financial Officer. Executive Vice President, Princor Financial Services Corporation and Principal Management Corporation since 1999. Senior Vice President and Chief Operating Officer, 1997-1999. Vice President and Chief Operating Officer, 1995-1997. Prior thereto, Financial Officer.

     Michael W. Cumings, 48, Assistant Counsel.Counsel, Principal Life Insurance Company since 1989.

* Arthur S. Filean, 60, Vice President and Secretary. Vice President, Princor Financial Services Corporation, since 1990. Vice President, Principal Management Corporation, since 1996.

* Ernest H. Gillum, 44, Assistant Secretary. Vice President - Compliance and Product Development, Princor Financial Services Corporation and Principal Management Corporation, since 1998. Prior thereto, Assistant Vice President, Registered Products, 1995-1998. Prior thereto, Product Development and Compliance Officer.

     Jane E. Karli, 42, Assistant Treasurer. Assistant Treasurer, Principal Life Insurance Company since 1998; Senior Accounting and Custody Administrator 1994-1998; Prior thereto, Senior Investment Cost Accountant.

* Michael D. Roughton, 48, Counsel. Counsel, Principal Life Insurance Company since 1994. Prior thereto, Assistant Counsel. Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Principal Management Corporation.

* Considered to be "Interested Persons" as defined in the Investment Company Act of 1940, as amended, because of current or former affiliation with the Manager or Principal Life.

@    Member of Audit and Nominating Committee

& Member of Executive Committee (which is selected by the Board and which may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.)

                               COMPENSATION TABLE*
                       fiscal year ended October 31, 1998      Compensation from
      Director       Compensation from Each Principal Fund        Fund Complex


 James D. Davis                     $21,450                         $50,775
 Pamela A. Ferguson                  20,100                          43,950
 Richard W. Gilbert                  21,450                          48,825
 Barbara A. Lukavsky                 21,450                          50,775

     *   None of the Funds provide retirement benefits for any of the directors.

As of ___________________, Principal Life Insurance Company, a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record a percentage of the outstanding voting shares of each
Fund:

                                                     % of Outstanding
  Fund                                                  Shares Owned

  Aggressive Growth Fund*                                  %
  Balanced Fund
  Blue Chip Fund
  Bond Fund
  Capital Value Fund
  Cash Management Fund
  Government Securities Income Fund
  Growth Fund
  High Yield Fund
  International Emerging Markets Fund
  International Fund
  International SmallCap Fund
  Limited Term Bond Fund
  MidCap Fund
  Real Estate Fund
  SmallCap Fund
  Tax-Exempt Bond Fund
  Utilities Fund

 * represents start-up capital.

As of ______________________, the Officers and Directors of each Fund as a group owned less than 1% of the outstanding shares of any of the Funds.

As of ______________________, the following shareholders of the Funds owned 5% or more of the outstanding shares of the Funds:

                                                                  Percentage
       Name                      Address                         of Ownership


MANAGER AND SUB-ADVISOR

The Manager of each of the Funds is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. Principal Financial Services, Inc. is a holding company which is a wholly-owned subsidiary of Principal Financial Group, Inc. The Principal Financial Group, Inc. is a holding company which is a wholly-owned subsidiary of Principal Mutual Holding Company. The address of the Manager is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life Insurance Company.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manger to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.

Funds: Balanced, Blue Chip, Capital Value, Government Securities Income, Growth,
     International, International Emerging Growth, International SmallCap, Limited Term Bond, MidCap, SmallCap and Utilities Funds.
Sub-Advisor:  Invista, an indirectly  wholly-owned  subsidiary of Principal Life
     Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Life Insurance Company. Assets under management at ________________ were approximately $__ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund: Aggressive Growth

Sub-Advisor: Morgan Stanley Asset Management ("Morgan Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of June 30, 1999, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments of approximately $175 billion as named fiduciary or fiduciary advisor. On December 1, 1998, Morgan Stanley Asset Management Inc. changed it name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

The Manager, Invista, Morgan Stanley and each of the Funds have adopted a Code of Ethics designed to prevent persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. In certain circumstances personal securities trading is permitted in accordance with procedures established by the Code of Ethics. The Boards of Directors for the Manager, Invista, Morgan Stanley and each of the Funds periodically review their respective Code of Ethics.

Each of the persons affiliated with a Fund who is also an affiliated person of the Manager or Invista is named below, together with the capacities in which such person is affiliated:

          Name             Office Held With Each Fund              Office Held With The Manager/Invista

John  E. Aschenbrenner     Director                                Director (Manager)
Michael J. Beer            Financial Officer                       Vice President and Chief Operating Officer (Manager)
Ralph C. Eucher            Director and President                  Director and President (Manager)
Arthur S. Filean           Vice President and Secretary            Vice President (Manager)
Ernest H. Gillum           Assistant Secretary                     Vice President, Compliance and Product Development(Manager)
J. Barry Griswell          Director and Chairman of the Board      Director and Chairman of the Board (Manager)
Michael D. Roughton        Counsel                                 Counsel (Manager; Invista)

COST OF MANAGER'S SERVICES

For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for each Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                                  Net Asset Value of Fund

                                                 First             Next             Next              Next
                                             $250,000,000      $250,000,000     $250,000,000      $250,000,000      Thereafter

Aggressive Growth Fund                           .75%              .70%             .65%              .60%             .55%

                                                  Net Asset Value of Fund

                                                 First             Next             Next              Next             Over
                                             $100,000,000      $100,000,000     $100,000,000      $100,000,000     $400,000,000

Balanced, High Yield, and Utilities Funds        .60%              .55%             .50%              .45%              .40%
International Emerging Markets Fund             1.25              1.20             1.15              1.10              1.05
International Fund                               .75               .70              .65               .60               .55
International SmallCap Fund                     1.20              1.15             1.10              1.05              1.00
MidCap Fund                                      .65               .60              .55               .50               .45
Real Estate Fund                                 .90               .85              .80               .75               .70
SmallCap Fund                                    .85               .80              .75               .70               .65
All Other Funds                                  .50               .45              .40               .35               .30

There is no assurance that any of the Funds' net assets will reach sufficient amounts to be able to take advantage of the rate decreases. The net assets of each Fund on October 31, 1998 and the rate of the fee for each Fund for investment management services as provided in the Management Agreement for the fiscal year then ended were as follows:

                                                                                                     Management Fee
                                                               Net Assets as of                   For Fiscal Year Ended
                  Fund                                          October 31, 1998                    October 31, 1998

Balanced Fund                                                     $142,777,667                            .59%
Blue Chip Fund                                                     193,834,531                            .48
Bond Fund                                                          182,742,664                            .48*
Capital Value Fund                                                 647,492,207                            .38
Cash Management Fund                                               308,933,585                            .38*
Government Securities Income Fund                                  283,981,376                            .46
Growth Fund                                                        491,320,149                            .41
High Yield Fund                                                     44,734,802                            .60
International Fund                                                 362,172,335                            .68
International Emerging Markets Fund                                 12,789,905                           1.25
International SmallCap Fund                                         21,667,242                           1.20
Limited Term Bond Fund                                              31,370,705                            .50*
MidCap Fund                                                        424,839,839                            .56
Real Estate Fund                                                    11,537,737                            .89
SmallCap Fund                                                       29,776,443                            .75
Tax-Exempt Bond Fund                                               216,283,905                            .47
Utilities Fund                                                      98,928,795                            .60*

     * Before waiver.

The Manager pays for office space, facilities and simple business equipment and the costs of keeping the books of the Fund. The Manager also compensates all personnel who are officers and directors, if such officers and directors are also affiliated with the Manager.

Each Fund pays all its other corporate expenses incurred in the operation of the Fund and the continuous public offering of its shares, but not selling expenses. Among other expenses, the Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of stock issue and transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, and costs of shareholder meetings. The Manager pays most of these expenses in the first instance, and is reimbursed for them by the Fund as provided in the Management Agreement. The Manager also is responsible for the performance of certain of the functions described above, such as transfer and dividend disbursement and administration of shareholder accounts, the cost of which the Manager is reimbursed by the Fund.

Fees paid for investment management services during the periods indicated were as follows:

                                                         Management Fees For Fiscal Years Ended October 31,

                   Fund                            1998                          1997                     1996

Balanced Fund                                  $   750,616                   $    556,009              $    404,461
Blue Chip Fund                                     764,784                        417,958                   212,845
Bond Fund                                          782,241(1)                     636,217(1)                534,366(1)
Capital Value Fund                               2,349,118                      2,031,143                 1,671,502
Cash Management    Fund                          2,127,595(1)                   2,864,916(1)              2,555,687(1)
Government Securities Income Fund                1,239,644                      1,227,604                 1,223,631
Growth Fund                                      1,863,070                      1,443,120                 1,040,897
High Yield Fund                                    287,858                        230,667                   159,773
International Emerging Markets Fund                157,324                      28,487(3)                       N/A
International Fund                               2,492,037                      1,882,664                 1,154,783
International SmallCap Fund                        242,403                         30,283(3)                    N/A
Limited Term Bond Fund                             133,825(1)                      97,039(1)                 18,619(1)(2)
MidCap Fund                                      2,548,924                      2,004,305                 1,293,848
Real Estate Fund                                    87,653(4)                         N/A                       N/A
SmallCap Fund                                      147,083(4)                         N/A                       N/A
Tax-Exempt Bond Fund                               974,740                        941,387                   888,967
Utilities Fund                                     531,644(1)                    436,296(1)                 375,780(1)

   (1)Before waiver.
   (2)Period from February 13, 1996 (Date Operations Commenced) through October 31, 1996. (3)Period from August 14, 1997 (Date Operations Commenced) through October 31, 1997. (4)Period from December 11, 1997 (Date Operations Commenced) through October 31, 1998.

The Manager waived $100,270, $59,630 and $25,970 of its fee for the Limited Term Bond Fund for the years ended October 31, 1998, 1997 and the period ended October 31, 1996, respectively. The Manager waived $172,366, $60,665, and $28,413 of its fee for the Bond Fund for the years ended October 31, 1998, 1997 and 1996, respectively. The Manager also waived $1,343, $7,933 and $13,242 of its fee for the Cash Management Fund for the years ended October 31, 1998, 1997 and 1996, respectively. The Manager also waived $82,515, $79,048, and $61,622 of its fee for the Utilities Fund for the years ended October 31, 1998, 1997 and 1996, respectively.

Costs reimbursed to the Manager during the periods indicated for providing other services pursuant to the Management Agreement were as follows:

                                                                          Reimbursement by Fund
                                                                          of Certain Costs For
                   Fund                                              Fiscal Years Ended October 31,

                                                   1998                          1997                      1996

Balanced Fund                                       $  521,852               $   364,442                $   251,542
Blue Chip Fund                                         832,394                   402,003                    206,942
Bond Fund                                              482,817                   278,385                    221,648
Capital Value Fund                                   1,247,865                   837,825                    567,786
Cash Management Fund                                   854,575                 1,833,423                  1,762,455
Government Securities Income Fund                      499,207                   407,146                    394,360
Growth Fund                                          1,421,948                 1,121,832                    837,917
High Yield Fund                                        217,020                    98,481                     66,305
International Emerging Markets Fund                    119,948                     4,116(2)                     N/A
International Fund                                   1,168,106                   906,359                    598,305
International SmallCap Fund                            153,320                     4,283(2)                     N/A
Limited Term Bond Fund                                  90,187                    44,634                     32,982(1)
MidCap Fund                                          1,840,474                 1,308,608                    942,986
Real Estate Fund                                        76,546(3)                    N/A                        N/A
SmallCap Fund                                          199,807(3)                    N/A                        N/A
Tax-Exempt Bond Fund                                   199,780                   135,553                    145,931
Utilities Fund                                         304,813                   230,151                    288,489

     (1)Period from February 13, 1996 (Date Operations Commenced) through October 31, 1996.
     (2)Period from August 14, 1997 (Date Operations Commenced) through October 31, 1997.
     (3)Period from December 11, 1997 (Date Operations Commenced) through October 31, 1998.

NOTE:The Manager  voluntarily  waived a portion of its fee for the Limited  Term
     Bond Fund from the date operations commenced and intends to continue such waiver and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through the period ending October 31, 1999 in an amount that will maintain a total level of operating expenses, which as a percent of average net assets attributable to a class on an annualized basis will not exceed 1.00% for the Class A shares, 1.35% for the Class B shares, 1.35% for the Class C shares and 1.60% for the Class R shares. The effect of the waiver was and will be to reduce the Fund's annual operating expenses and increase the Fund's yield and effective yield.

The Management Agreements and the Investment Service Agreements, pursuant to which Principal Capital Management, a subsidiary of Principal Life Insurance Company, has agreed to furnish certain personnel, services and facilities required by the Manager, were last approved by each of the Fund's Board of Directors on _________________. The Sub-Advisory Agreements between the Manager and Invista were also approved by the Boards of the Balanced, Blue Chip, Capital Value, Government Securities Income, Growth, International Emerging Markets, International, International SmallCap, Limited Term Bond, MidCap, SmallCap, & Utilities Funds on ________________________. The Board of the Aggressive Growth Fund approved the Sub-Advisory Agreement between the Manager and Morgan Stanley on _________________. Each of these agreements provides for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the applicable Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Life Insurance Company or its subsidiaries or the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager by the Board of Directors of the applicable Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, Invista, Morgan Stanley or Principal Life Insurance Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.

BROKERAGE ON PURCHASES AND SALES OF SECURITIES

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Manager or Sub-Advisor believes that such commissions are reasonable in light of (a) the size and difficulty of the transaction (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.)

The Manager or Sub-Advisor gives consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers may be useful in varying degrees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to the Manager or Sub-Advisor in managing the client account, brokerage for which resulted in the Manager's or Sub-Advisor's receipt of the statistical data and research information. However, in the Manager's or Sub-Advisor's opinion, the value thereof is not determinable and it is not expected that the Manager's or Sub-Advisor's expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's or Sub-Advisor's own research efforts. The Manager or Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the fiscal year ended October 31, 1998 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

                 Fund                                Commissions Paid
                 ----                       -------------------------
       Balanced                                          $  70,261
       Blue Chip                                            41,024
       Capital Value                                       331,316
       Growth                                              276,004
       International Emerging Markets                       51,821
       International                                       758,808
       International SmallCap                              101,485
       MidCap                                              242,311
       Real Estate*                                         40,791
       SmallCap*                                            46,957
       Utilities                                            39,470

                  * Period from December 11, 1997 (date operations commenced) through October 31, 1998.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers which provided research, statistical or other factual information.

                                                                         Total Brokerage Commissions Paid

                               Fund                         1998                       1997                      1996

               Balanced Fund                              $  70,261                 $  47,096                  $  41,537
               Blue Chip Fund                                41,024                   113,923                     17,198
               Capital Value Fund                           331,316                   339,994                    375,742
               Growth Fund                                  276,004                    43,018                     64,704
               International Emerging Markets Fund           51,821                    45,140*                       N/A
               International Fund                           758,808                   708,333                    338,670
               International SmallCap Fund                  101,485                    46,970*                       N/A
               MidCap Fund                                  242,311                    98,217                     99,466
               Real Estate Fund                              40,791**                     N/A                        N/A
               SmallCap Fund                                 46,957**                     N/A                        N/A
               Utilities Fund                                39,470                    58,450                     70,140

               * Period from August 14, 1997 (date operations commenced) through October 31, 1997. ** Period from December 11, 1997 (date operations commenced) through October 31, 1998.

Brokerage commissions paid to affiliates during the fiscal year ending October 31 were as follows:

                                           Commissions Paid to Goldman Sachs Co.
                                      Total Dollar             As Percent of           Percent of Dollar Amount
        Fund                             Amount              Total Commissions       of Commissionable Transactions
Balanced Fund
         1998                           $  2,950                   4.20%                         1.87%
Growth Fund
         1998                              5,000                   1.81%                         1.87%
International Emerging Markets Fund
         1998                                662                   1.28%                         1.54%
International Fund
         1998                             41,600                   5.48%                         5.79%
International SmallCap Fund
         1998                              2,326                   2.29%                         2.96%
SmallCap Fund
         1998                                210                   0.45%                         0.61%
Utilities Fund
         1998                              1,500                   3.80%                         3.71%

                                        Commissions Paid to J.P. Morgan Securities
                                      Total Dollar             As Percent of           Percent of Dollar Amount
        Fund                             Amount              Total Commissions       of Commissionable Transactions
Balanced Fund
         1998                           $    500                   0.71%                         1.03%
Blue Chip Fund
         1998                              1,950                   4.75%                         5.35%
Capital Value Fund
         1998                             18,935                   5.72%                         6.27%
Growth Fund
         1998                              1,250                   0.45%                         0.39%
International Emerging Markets Fund
         1998                              2,570                   4.96%                         6.77%
International Fund
         1998                             17,961                   2.37%                         1.80%
Real Estate Fund
         1998                              3,205                   7.86%                         7.67%

                                         Commissions Paid to Morgan Stanley& Co.
                                      Total Dollar             As Percent of           Percent of Dollar Amount
        Fund                             Amount              Total Commissions       of Commissionable Transactions
Balanced Fund
         1998                           $  2,630                   3.74%                         2.27%
         1997                                 45                     -                           0.1%
         1996                                555                   1.3%                          1.0%
Blue Chip Fund
         1998                                365                   0.89%                         0.99%
         1997                              4,602                   4.0%                          2.4%
         1996                                420                   3.0%                          3.0%
Capital Value Fund
         1998                             13,740                   4.15%                         3.78%
         1997                              9,900                   2.9%                          2.4%
         1996                              9,400                   2.5%                          1.9%
Growth Fund
         1998                             12,500                   4.53%                         4.92%
         1997                              3,250                   7.6%                          8.5%
International Emerging Markets Fund
         1998                              1,499                   2.89%                         3.64%
         1997                              1,586                   3.5%                          9.3%
International Fund
         1998                             78,938                  10.40%                        10.03%
         1997                             20,595                   2.9%                          2.7%
         1996                              4,038                   1.2%                          3.2%
International SmallCap Fund
         1998                              4,284                   4.22%                         7.42%
         1997                              1,502                   3.2%                          4.2%
MidCap Fund
         1998                              7,716                   3.18%                         4.19%
         1997                              3,750                   3.8%                          2.8%
         1996                                500                    .5%                           .9%
Real Estate Fund
         1998                             11,540                  28.29%                        28.36%
SmallCap Fund
         1998                                840                   1.79%                         1.65%
Utilities Fund
         1998                              1,735                   4.40%                         5.95%

Morgan Stanley & Co. is affiliated with Morgan Stanley which acts as sub-advisor to the Aggressive Growth Fund and two Accounts included in the Fund complex.

The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company. The Manager or Sub-Advisor, if any, places orders to trade portfolio securities for each of these Funds. If, in carrying out the investment objectives of the Funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Funds and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis. The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) will employ a computer program to randomly order the accounts whose individual orders for purchase or sale make up each aggregate or "bunched" order. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various funds (or, in the case of a Sub-Advisor, the various Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's (or, in the case of a Sub-Advisor, each Fund's or other client account's) order in the sequence arrived at by the random ordering. Securities purchased for funds (or, in the case of a Sub-Advisor, Funds and other client accounts) participating in an aggregate or "bunched" order will be placed into those Funds and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.

HOW TO PURCHASE SHARES

Each Fund, except the Tax-Exempt Bond Fund, offers investors four classes of shares which bear sales charges in different forms and amounts: Class A, Class B, Class C and Class R shares. The Tax-Exempt Bond Fund offers only Class A, Class B and Class C shares.

Class A Shares. An investor who purchases less than $1 million of Class A shares (except Class A shares of the Cash Management Fund) pays a sales charge at the time of purchase. As a result, such shares are not subject to any charges when they are redeemed. An investor who purchases $1 million or more of Class A shares does not pay a sales charge at the time of purchase. However, a redemption of such shares occurring within 18 months from the date of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rate of
 .75% (.25% for the Limited Term Bond Fund) the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal Fund will continue to be subject to the CDSC until the original 18 month period expires. However no CDSC is payable with respect to redemption of Class A shares used to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets. In addition, the CDSC will be waived in connection with 1) redemption of shares from retirement plans to satisfy minimum distribution rules under the Code or 2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class A shares of a particular Fund on the last business day of
December  of  each  year  to  be  withdrawn   automatically   in  equal  monthly
installments throughout the year. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares for each Fund, except the Cash Management Fund, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution Plan."

Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining CDSC of up to 4% (1.25% for the Limited Term Bond
Fund) if redeemed within six years. Class B shares purchased under certain sponsored Principal Mutual Fund plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See "Plans Other than Administered Employee Benefit Plans" ("AEBP") for discussion of sponsored Principal Mutual Fund plans.) See "Offering Price of Funds' Shares." Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. See "Distribution Plan." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after the purchase date. Class B shares acquired by exchange from Class B shares of another Principal Fund convert into Class A shares based on the time of the initial purchase. At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

Class C Shares. Class C shares are sold without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase are subject to a CDSC of 1% (.5% for Limited Term Bond Fund). The charge is assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Class C shares do not convert to any other class of Fund shares.

Class C shares bear a higher 12b-1 fee than other Class shares. Currently Class C share 12b-1 fees are set at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets. See "Distribution Plan." Class C shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but have a higher expense ratio and pay lower dividends than other Class shares due to the higher 12b-1 fee. Class C shares do not convert into other Class shares. Class C shares are subject to higher expenses than other Class shares for an indefinite period.

Which arrangement between Class A, Class B and Class C Shares is better for an investor? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased. If you prefer not to pay an initial sales charge and you plan to hold your investment for greater than one but less than seven years, you may prefer Class C shares.

Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Principal Fund convert into Class A shares based on the time of the initial purchase. (See "To Exchange Shares" in the Prospectus.) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to the shareholder's total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses that Class A shares for an indefinite period.

Purchasing Class R Shares. Class R shares are offered only to individuals (and his/her spouse, child, parent, grandchild and trusts primarily for their benefit) who: receive lump sum distributions from retirement plans serviced by Principal Life Insurance Company; or are participants in retirement plans serviced by Principal Life Insurance Company; or own individual life or disability insurance policies issued by Principal Life Insurance Company that do not have an insurance agent licensed to sell such policies assigned to the policies; or have mortgages which are serviced by Principal Life Insurance Company; or have existing Principal Mutual Fund Class R Share accounts.

Purchases are generally made by completing an Account Application or a Principal Mutual Fund IRA Application and mailing it to Princor. Shares are issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested in a Principal Mutual Fund IRA is directly transferred to Princor from the AEBP. However, in some cases the investor purchases shares by check. If investing by check, shares are issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases are executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor. Orders from individuals for Class R shares that equal or exceed $500,000 are treated as orders for Class A shares, unless accompanied by a written acknowledgment that the order should be treated as an order for Class R shares.

Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to 8 business days or more. Investors considering redeeming or exchanging shares shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

OFFERING PRICE OF FUNDS' SHARES

The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

Class A shares
Class A shares of the Cash Management Fund is sold to the public at net asset value; no sales charge applies to purchases of the Cash Management Fund. Class A shares of the Growth-Oriented and Income-Oriented Funds, except the Limited Term Bond Fund, are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Class A shares of the Limited Term Bond Fund are sold to the public at the net asset value plus a sales charge which ranges from a high of 1.50% to a low of 0% of the offering price according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge is determined by Princor. Upon notice to all broker-dealers with whom it has a selling agreement, Princor may allow to broker-dealers electing to participate up to the full applicable sales charge, as shown in the table below, during periods and for transactions specified in such notice, and such reallowances may be based in whole or in part upon attainment of minimum sales levels. Certain commercial banks may make shares of the Funds available to their customers on an agency basis. Pursuant to the agreements between Princor and such banks all or a portion of the sales charge paid by a bank customer in connection with a purchase of Fund shares may be retained by or remitted to the bank. The Glass-Steagall Act prohibits banks from underwriting securities, including fund shares; the Act does, however, permit certain agency transactions and banking regulators have ruled that these particular agency transactions are not prohibited under the Act.

                                             Sales Charge for
                                             All Funds Except              Sales Charge for               Dealer Allowance as
                                          Limited Term Bond Fund        Limited Term Bond Fund            % of Offering Price
                                           Sales Charge as % of:         Sales Charge as % of:          All Funds          Limited
                                         Offering       Amount          Offering      Amount         Except Limited         Term
     Amount of Purchase                    Price       Invested           Price      Invested         Term Bond Fund      Bond Fund
     -------------------------------------------       --------           -----      --------         -----------------------------
Less than $50,000                          4.75%         4.99%            1.50%        1.52%               4.00%           1.25%
$50,000 but less than $100,000             4.25          4.44             1.25         1.27                3.75            1.00
$100,000 but less than $250,000            3.75          3.90             1.00         1.01                3.25            0.75
$250,000 but less than $500,000            2.50          2.56             0.75         0.76                2.00            0.50
$500,000 but less than $1,000,000          1.50          1.52             0.50         0.50                1.25            0.25
$1,000,000 or more                      No Sales Charge  0.00         No Sales Charge  0.00                0.75            0.25

Rights of Accumulation. The applicable sales charge is determined by adding the current net asset value of any Class A shares and Class B shares already owned by the investor to the amount of the new purchase. The corresponding percentage factor in the schedule is then applied to the entire amount of the new purchase. For example, if an investor currently owns Class A or Class B shares with a value of $5,000 and makes an additional investment of $45,000 in Class A shares of a Growth-Oriented Fund (the total of which equals $50,000), the charge applicable to the $45,000 investment would be 4.25% of the offering price. If the investor purchases shares of more than one Principal Fund at the same time, those purchases are aggregated and added to the net asset value of the shares of Principal Funds already owned by the investor to determine the sales charge for the new purchase. Class A shares of the Cash Management Fund are not counted in determining either the amount of a new purchase or the current net asset value of shares already owned, unless the shares of the Cash Management Fund were acquired in exchange for shares of other Principal Funds. If the investor purchases shares from a broker/dealer other than Princor, the dealer should be advised of any shares already owned.

Investments made by an individual, or by an individual's spouse and dependent children purchasing shares for their own account or by a trust primarily for the benefit of such persons, or by a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee-benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) will be treated as investments made by a single investor in calculating the sales charge. In addition, investments made through an employer by or on behalf of an employee (including independent contractors) by means of payroll deductions or otherwise, are also considered investments by a single investor in calculating the sales charge. Other groups (as allowed by rules of the Securities and Exchange Commission) may be considered for a reduced sales charge. An investor whose new account qualifies for a reduced charge on the basis of other accounts owned by the individual, spouse or children, should be certain to identify those accounts at the time of the new application.

Statement of Intention (SOI). Another method is available by which a purchaser may qualify for a reduced sales charge on the purchase of Class A shares of the Funds. A purchaser may execute an SOI indicating the total amount (excluding reinvested dividends and capital gains distributions) intended to be invested (including all investments for the account of the spouse and dependent children or trusts for the benefit of such persons) in Class A shares (except Class A shares of the Cash Management Fund) and Class B shares of the Funds within a thirteen-month period (two-year period if the intended investment is made by a trustee of a Section 401(a) plan or is equal to or greater than $1 million). The SOI may be submitted by a shareholder other than a trustee of a Principal Mutual Fund 401(a) plan, within 90 days after the date of the first purchase to be included within the SOI period. A trustee of a Principal Mutual Fund 401(a) plan must submit the SOI at the time the first plan purchase is made; the SOI may not be submitted after the initial plan purchase and the 90 day backdating is not available. The SOI period begins on the date of the first purchase included for purposes of satisfying the statement. When an existing shareholder submits an SOI, the net asset value of all Class A shares (except Class A shares of the Cash Management Fund) and Class B shares in that shareholder's account or accounts combined for rights of accumulation purposes, is added to the amount that has been indicated will be invested during the applicable period, and the sales charge applicable to all purchases of Class A shares made under the SOI is the sales charge which applies to a single purchase of this total amount.

An SOI may be entered into for any amount provided such amount, when added to the net asset value of any shares already held, equals or is in excess of the amount needed to qualify for a reduced sales charge. In the event a shareholder invests an amount in excess of the indicated amount, such excess is allowed any further reduced sales charge for which it qualifies.

The SOI provides for a price adjustment if the amount actually invested is less than the amount specified therein. Sufficient Class A shares belonging to the shareholder, other than a shareholder that is 401(a) qualified plan trustee, are held in escrow in the shareholder's account by Princor to make up any difference in sales charges based on the amount actually purchased. If the intended investment is completed within the thirteen-month period (or two-year period), such shares are released to the shareholder. If the total intended investment is not completed within that period shares are, to the extent necessary, redeemed and the proceeds used to pay the additional sales charge due. A shareholder that is 401(a) qualified plan trustee is billed by Princor Financial Services Corporation for any additional sales charge due at the end of the two-year period. In any event, the sales charge applicable to these purchases is no more than the applicable sales charge had the shareholder made all of such purchases at one time. The SOI does not constitute an obligation on the shareholder to purchase, nor the Funds to sell, the amount indicated.

Purchases at Net Asset Value.
A Fund's Class A shares may be purchased without a sales charge:
o by its Directors, Principal Life and its subsidiaries and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members and trusts for the benefit of these individuals;
o    by the Principal Employees' Credit Union;
o    by non-ERISA clients of Invista;
o by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
o through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
o by unit investment trusts sponsored by Principal Life and/or its subsidiaries or affiliates;
o by certain employee welfare benefit plan customers of Principal Life with Plan Deposit Accounts;
o by participants who receive distributions from certain annuity contracts offered by Principal Life (except for shares of Tax-Exempt Bond Fund);
o to the extent the investment represents the proceeds of a total surrender of certain Principal Life issued unregistered group annuity contracts if Principal Life waives any applicable CDSC or other contract surrender charge;
o by using cash payments received from Principal Bank under its awards program; and
o to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of employees/participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met;
o your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
o your investment must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
o you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
o    you must send us either:
     o the check for the sales proceeds (endorsed to Principal Mutual Funds) or
     o a copy of the confirmation statement from the other mutual fund showing the sale transaction. If you place your order to buy Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

Each of the Funds, except Principal Tax-Exempt Bond Fund, have obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Life Insurance Company. In addition, each of these Funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Life Insurance Company and for which Principal Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.

In addition, investors who are clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or such other dealer within 180 days of the date of the purchase of Class A shares of the Funds may purchase such shares at net asset value provided that (i) the purchase is made within the first 180 days of the registered representative's affiliation with the firm involved (as certified by an officer or partner of the firm); and (ii) the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which included a contingent deferred sales charge; and (iii) the investor indicates on the account application that the purchase qualifies for a net asset value purchase and forwards to Princor either (a) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor, or (b) a copy of the confirmation from the other investment company showing the redemption transaction. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares is redeemed from the shareholder's account to pay the otherwise applicable sales charge. Investors availing themselves of this option should be aware that a redemption from another mutual fund is a taxable event and may be subject to a surrender charge imposed by that fund.

Also during the period beginning December 1, 1999 and ending January 31, 2000, investors may purchase Class A shares of the Funds at net asset value to the extent that this investment represents the proceeds of a redemption, within the preceding 60 days, of shares (the purchase price of which shares included a front-end sales charge on the redemption of which was subject to a contingent deferred sales charge) of another investment company. This provision does not apply to purchase of Class A shares used to fund a defined contribution plan. When making a purchase at net asset value pursuant to this provision, the investor must indicate on the account application that the purchase qualifies for a net asset value purchase and must forward to Princor either (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor Financial Services Corporation, or (ii) a copy of the confirmation from the other investment company showing the redemption transactions. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge.

Purchases at a Reduced Sales Charge. A reduced sales charge is also available for purchases of Class A shares of the Funds, except the Limited Term Bond Fund, to the extent that the investment represents the death benefit proceeds of one or more life insurance policies or annuity contracts (other than an annuity contract issued to fund an employer-sponsored retirement plan that is not an SEP, salary deferral 403(b) plan or HR-10 plan) of which the shareholder is a beneficiary if one or more of such policies or contracts is issued by Principal Life Insurance Company, or any directly or indirectly owned subsidiary of Principal Life Insurance Company, and such investment is made in any Principal Fund within one year after the date of death of the insured. (Shareholders should seek advice from their tax advisors regarding the tax consequences of distributions from annuity contracts.) Such shares may be purchased at net asset value plus a sales charge which ranges from a high of 2.50% to a low of 0% of the offering price (equivalent to a range of 2.56% to 0% of the net amount invested) according to the schedule below:

                                    Sales Charge as a % of:
                                                                     Net          Dealer Allowance as %
                                              Offering             Amount              of Offering
        Amount of Purchase                      Price             Invested               Price
----------------------------------------------------------------------------------------------
  Less than $500,000                            2.50%              2.56%                  2.10%
  $500,000 but less than $1,000,000             1.50               1.52                   1.25
  $1,000,000 or more                        No Sales Charge        0.00                   0.75

Sales Charges for Employer-Sponsored Plans

Administered Employee Benefit Plans. Class A shares of the Growth-Oriented Funds and Income-Oriented Funds, except Principal Limited Term Bond Fund and, in certain circumstances, Principal Tax-Exempt Bond Fund which is not available for certain retirement plans, are sold at net asset value to stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended, certain Section 403(b) Plans, Section 457 Plans and other Non-qualified Plans administered by Principal Life Insurance Company pursuant to a written service agreement ("Administered Employee Benefit Plans"). The service agreement between Principal Life Insurance Company and the employer relating to the administration of the plan includes a charge payable by the employer for any commissions which Princor is authorized to pay in connection with such sales. Principal Life Insurance Company in turn pays the amount of these charges to Princor. The commission payable by Princor in connection with any such sale will be determined in accordance with one of the following schedules:

                                   Schedule 1
             Amount Payable by Employer as a Percent
 Amount of Plan Contributions*  in Each Year               of Plan Contributions

             The first $5,000                                      4.50%
             The next $5,000                                       3.00
             The next $5,000                                       1.70
             The next $35,000                                      1.40
             The next $50,000                                      0.90
             The next $400,000                                     0.60
             Excess over $500,000                                  0.25

                                   Schedule 2
 The first $50,000                                                 3.00%
 The next $50,000                                                  2.00
 The next $400,000                                                 1.00
 The next $2,500,000                                               0.50
 Excess over $3,000,000                                            0.25

     * Plan contributions directed to an annuity contract issued by Principal Life Insurance Company to fund the plan are combined with contributions directed to the Funds to determine the applicable commission charge.

Generally, the commission level described in Schedule 2 apply for salary deferral Plans and the commission level described in Schedule 1 apply to other plans. No commission will be payable by the employer if shares of the Funds used to fund an Administered Employee Benefit Plan are purchased through a registered representative of Princor Financial Services Corporation who is also a Group Insurance Representative employee of Principal Life Insurance Company.

Plans Other Than Administered Employee Benefit Plans. Shares of the Funds are offered to fund certain sponsored Princor plans. These plans can be divided into three categories: Retirement plans meeting the requirements of Section 401 of the Internal Revenue Code (e.g. 401(k) Plans, Profit Sharing Plans and Money Purchase Pension Plans); Group Solicited Plan Terminations; and other employer-sponsored retirement plans (SIMPLE IRA Plans, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, Non-Qualified Deferred Compensation Plans, Payroll Deduction Plans ("PDP") and certain Association Plan.

     Princor 401 Plans
     When establishing a Princor Section 401 Plan, the employer chooses whether to fund the plan with either Class A shares or Class B shares. If Class A shares are used to fund the plan, all plan investments are treated as made by a single investor to determine whether a reduced sales charge is available. The sales charge for purchases of less than $250,000 is 3.75% as a percentage of the offering price and 3.90% of the net amount invested. The regular sales charge table for Class A shares applies to purchases $250,000 or more. If Class B shares are used to fund the plan, contributions into the plan after the plan assets amount to $250,000 or more, are used to purchase Class A shares unless the plan trustee directs otherwise. Plan assets are not combined with investments made outside of the plan to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan are not included with plan assets to determine the sales charge applicable to the plan.

     Group Solicited Plan Terminations
     Occasionally, an employer terminates a Section 401 Plan. If the employer or plan trustee enters into a written agreement with Princor permitting the group solicitation of the employees/plan participants, the proceeds of distributions from such plans are eligible to purchase shares of the funds at net asset value. A redemption of such shares within 18 months after purchase are subject to a contingent deferred sales charge ("CDSC") at the rate of .75% (.25% for the Limited Term Bond Fund) of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. The CDSC is waived in connection with (1) redemption of shares to satisfy IRS minimum distribution rules or (2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of the shareholder's Class A shares of a Fund on the last business day of December each year to be withdrawn automatically in equal monthly installments throughout the year.

     Other Employer Sponsored Princor Plans
     When establishing an employer-sponsored Princor plan, the employer chooses whether to fund the plan with either Class A shares, Class B shares or Class C shares. If Class A shares are used to fund the plan, all plan investments are treated as made by a single investor to determine whether a reduced sales charge is available. The sales charge for purchases of less than $250,000 is 3.75% as a percentage of the offering price and 3.90% of the net amount invested. The regular sales charge table for Class A shares applies to purchases of $250,000 or more. If Class B shares are used to fund the plan and a plan participant has $250,000 or more invested in Class B shares, Class A shares are purchased with plan contributions attributable to the plan participant, unless the plan participant elects otherwise. Plan assets are not combined with investments made outside of the plan to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan are not included with plan assets to determine the sales charge applicable to the plan.

Shares of the funds are also available to participants of Princor 403(b) plans at the same sales charge levels available to other employer-sponsored Princor plans described above. However, contributions by plan participants are not combined to determine sales charges.

The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60-days notice to shareholders of existing accounts. Other types of sponsored plans may be added in the future.

Class B shares
Class B shares are sold without an initial sales charge, although a CDSC is imposed if you redeem shares within six years of purchase. Class B shares purchased under certain sponsored Princor plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See "Plans Other than Administered Employee Benefit Plans" above for discussion of sponsored Princor plans.) The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:

                                             Contingent Deferred Sales Charge
                                                    as a Percentage of
                                              Dollar Amount Subject to Charge
                                                                                           For Certain Sponsored Plans
                                                                                             Commenced After 2/1/98

                                           All Funds                                      All Funds
      Years Since Purchase            Except Limited Term        Limited Term        Except Limited Term       Limited Term
Payments MadeBond Fund                     Bond Fund               Bond Fund              Bond Fund

  2 years or less                            4.0%                   1.25%                   3.00%                  .75%
  more than 2 years, up to 4 years           3.0                    0.75                    2.00                   .50
  more than 4 years, up to 5 years           2.0                    0.50                    1.00                   .25
  more than 5 years, up to 6 years           1.0                    0.25                    None                    None
  more than 6 years                          None                   None                    None                    None

In determining whether a CDSC is payable on any redemption, the Fund first redeems shares not subject to any charge, and then shares held longest during the six (five) year period. For information on how sales charges are calculated if shares are exchanged, see "How To Exchange Shares" in the Prospectus.

The CDSC is waived on redemptions of Class B shares in connection with the following types of transactions:
a.   Shares redeemed due to a shareholder's death;
b. Shares redeemed due to the shareholder's disability, as defined in the Internal Revenue Code of 1986 (the "Code"), as amended;
c. Shares redeemed from retirement plans to satisfy minimum distribution rules or to satisfy substantially equal periodic payment calculation rules under the Code;
d. Shares redeemed to pay surrender charges; e. Shares redeemed to pay retirement plan fees;
f. Shares redeemed involuntarily from small balance accounts (values of less than $300);
g. Shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class B shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year;
h. Shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Code; or
i. Shares redeemed from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55.

As principal underwriter, Princor received underwriting fees from the sale of shares for the periods indicated as follows:

                                                                                Underwriting Fees for
                                                                           Fiscal Years Ended October 31,

                   Fund                                       1998                      1997                     1996

Balanced Fund                                             $   716,315               $    518,345              $    448,584
Blue Chip Fund                                             1,230, 098                    816,203                   469,388
Bond Fund                                                     887,870                    582,903                   637,949
Capital Value Fund                                          1,769,043                  1,383,995                   988,680
Cash Management Fund                                           19,171                     14,123                     1,013
Government Securities Income Fund                             846,821                    737,229                 1,233,811
Growth Fund                                                 2,079,726                  1,548,696                 1,813,439
High Yield Fund                                               335,156                    321,051                   164,687
International Emerging Markets Fund                           114,325                   33,588(2)                      N/A
International Fund                                          1,369,016                  1,524,740                   951,553
International SmallCap Fund                                   197,039                   38,421(2)                      N/A
Limited Term Bond Fund                                         77,191                     50,773                  56,766(1)
MidCap Fund                                                 2,447,638                  2,152,664                 2,112,480
Real Estate Fund                                              53,280(3)                      N/A                       N/A
SmallCap Fund                                                398,391(3)                      N/A                       N/A
Tax-Exempt Bond Fund                                          667,756                    558,697                   698,730
Utilities Fund                                                339,353                    169,904                   370,724

   (1)Period from February 13, 1996 (Date Operations Commenced) through October 31, 1996. (2)Period from August 14, 1997 (Date Operations Commenced) through October 31, 1997. (3)Period from December 11, 1997 (Date Operations Commenced) through October 31, 1998.

Class C Shares
Class C shares are sold without a sales charge; however, Class C shares redeemed within one year of purchase are subject to a CDSC of 1% (.5% for Limited Term Bond Fund). The charge is assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. The amount of the CDSC, if any, is calculated as a percentage of the amount being redeemed according to the following table.

                                             Contingent Deferred Sales Charge
                                                    as a Percentage of
                                              Dollar Amount Subject to Charge
                                                                                            For Certain Sponsored Plans
                                                                                              Commenced After 2/1/98

                                                 All Funds                                  All Funds
              Years Since Purchase          Except Limited Term      Limited Term      Except Limited Term     Limited Term
                 Payments Made                   Bond Fund             Bond Fund             Bond Fund            Bond Fund

         1 year or less                            1.00%                0.50%                 1.00%               0.50%
         more than 1 year                          None                  None                 None                 None


For the purpose of determining the holding period of Class C shares, all payments during a month are aggregated and considered to have be made on the first day of that month. In processing redemptions of Class C shares, the Fund first redeems shares not subject to any CDSC, and then shares held for the shortest period of time during the one-year period.
As a result, you pay the lowest possible CDSC.

The CDSC on Class C shares may be waived or reduced as follows:
     o for automatic redemptions (Periodic Withdrawal Plans) (limited to 10% of the value of the account);
     o if the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan;
     o if the distribution is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary; or
     o if the distribution is to a participant in an employer-sponsored retirement plan and is o a return of excess employee deferrals or contributions,
          o    a qualifying hardship distribution as defined by the Code,
          o    from a termination of employment,
          o in the form of a loan to a participant in a plan which permits loans, or
          o from qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).

The CDSC may be waived or reduced for either non-retirement or retirement plan accounts if the redemption is made pursuant to the Fund's right to liquidate or involuntarily redeem shares in a shareholder's account. The CDSC is not applicable if the selling broker-dealer elects, with Princor's approval, to waive receipt of the commission normally paid at the time of the sale.

Class C shares of the Cash Management Fund may be purchased only by exchange from other Class C share accounts. Class C shares do not convert into any other Class shares. Class C shares provide you the benefit of putting all your dollars to work from the time of investment, but have higher ongoing fees and lower dividends than Class A shares.

DISTRIBUTION PLAN

Rule 12b-1 of the Investment Company Act of 1940 (the "Act"), as amended, permits a mutual fund to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. A majority of the Board of Directors of each Fund, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan and who are not "interested persons" as defined in the Act, adopted the Distribution Plans as described below. No such Plan was adopted for Class A shares of the Cash Management Fund. Shareholders of each class of shares of each Fund approved the adoption of the Plan for their respective class of shares.

Class A Distribution Plan. Each of the Funds, except the Cash Management Fund, has adopted a distribution plan for the Class A shares. The Class A Plan provides that the Fund makes payments from its assets to Princor pursuant to this Plan to compensate Princor and other selling Dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Fund Class A shares to the public. The Fund pays Princor a fee after the end of each month at an annual rate no greater than 0.25% (.15% for the Limited Term Bond Fund) of the daily net asset value of the Fund. Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public but may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

Class B Distribution Plan. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond
Fund) of the Fund's average net asset attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (3.00% for certain sponsored plans or 1.25% for the Limited Term Bond Fund) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Principal Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

Class C Distribution Plan. Each Class C Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond
Fund) of the Fund's average net asset attributable to Class C shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

Class C shares are sold without an initial sales charge. Princor may remit on a continuous basis up to 1.00% (.50% for the Limited Term Bond Fund) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

Class R Distribution Plan. Each of the Funds, except the Tax-Exempt Bond Fund, has adopted a distribution plan for the Class R shares. Each Class R Plan provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares.

Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .25% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.

General Information Regarding Distribution Plans. A representative of Princor provides to the Fund's Board of Directors, and the Board reviews, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

If expenses under a Class A, Class B or Class R Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund does not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to these Plans that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with these Plans. If the aggregate payments received by Princor under these Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor promptly reimburses the Fund for the amount of the excess.

The Funds pay Princor the compensation described in the Class C Plan. The amount of the payment and the distribution expenses are reinvested annually by the Board of Directors of each Fund.

The amount received from each Fund and retained by Princor during the year ended October 31, 1998 and the manner in which such amounts were spent pursuant to the Class A Distribution Plan for the last fiscal period of each of the Funds were as follows:

                                                                             Expenditures

                                              Prospectus and                               Registered
                                                Shareholder                   Salaries   Representative
                                   Amount         Report          Sales           &           Sales        Service        Total
              Fund                Retained       Printing       Brochures     Overhead      Materials       Fees      Expenditures

Balanced                          $241,795       $  5,132        $12,151     $   77,012      $22,538       $124,963     $241,795
Blue Chip                          265,449          7,358         17,096         96,066       27,270        117,660      265,449
Bond                               341,013          5,951         14,278         84,649       24,871        211,263      341,013
Capital Value                      817,936         10,797         25,099        144,595       39,870        597,575      817,936
Government Securities Income       487,256          5,039         12,500         78,969       22,778        367,970      487,256
Growth                             795,083         11,128         26,652        150,363       42,246        564,693      795,083
High Yield                          89,054          2,785          6,537         38,731       11,783         29,218       89,054
International Emerging Markets      17,129            652          1,722          8,539        5,466            750       17,129
International                      611,261         11,751         27,044        147,012       65,397        360,057      611,261
International SmallCap              26,334            951          2,562         12,557        8,429          1,835       26,334
Limited Term Bond                   36,351          1,083          2,739         18,632        7,771          6,125       36,351
MidCap                             889,082         15,834         36,047        195,886       71,288        570,027      889,082
Real Estate                         12,146            672          1,617          6,642        2,985            231       12,146
SmallCap                            27,412          1,097          2,961         14,157        7,117          2,080       27,412
Tax-Exempt Bond                    441,425          5,536         13,272         78,378       23,523        320,715      441,425
Utilities                          191,411          3,401          8,922         55,013       17,158        106,918      191,411

The amount received from each Fund and retained by Princor during the period ended October 31, 1998 and the manner in which such amounts were spent pursuant to the Class B Distribution Plan for the last fiscal period of each of the Funds were as follows:

                                                                             Expenditures

                                             Prospectus and                         Registered
                                               Shareholder              Salaries  Representative
                                   Amount        Report        Sales       &           Sales     Service                   Total
                 Fund             Retained      Printing     Brochures Overhead      Materials    Fees     Commissions Expenditures

Balanced                        $141,265.21      $2,337      $ 5,394    $35,418     $  7,315     $25,346    $  65,455    $141,265
Blue Chip                        251,374.65       4,239        9,752     56,565       13,111      45,518      122,191     251,375
Bond                             164,902.96       2,670        6,125     37,369        8,256      30,246       80,238     164,903
Capital Value                    298,016.25       4,573       10,244     58,181       13,698      64,745      146,575     298,016
Cash Management                    4,546.23         193          443      2,179          611       1,121            0       4,546
Government Securities Income     162,933.40       2,087        4,955     32,057        6,769      33,255       83,810     162,933
Growth                           370,747.74       4,758       11,146     61,237       15,109      94,760      183,737     370,748
High Yield                        73,761.52       1,752        4,273     24,628        6,383      16,226       20,499      73,762
International Emerging Markets    24,803.94         872        2,068     11,905        2,831       2,196        4,932      24,804
International                    289,325.03       4,999       11,241     65,109       15,177      73,543      119,257     289,325
International SmallCap            43,155.53       1,286        3,176     18,253        4,401       6,700        9,338      43,156
Limited Term Bond                  5,183.75         129          304      2,222          415       1,634          478       5,184
MidCap                           448,415.93       6,402       14,780     81,509       19,963     122,285      203,478     448,416
Real Estate                       20,673.68         864        1,969     11,743        2,460         452        3,187      20,674
SmallCap                          38,517.72       1,252        2,367      9,014        3,047       2,190       20,647      38,518
Tax-Exempt Bond                   68,657.74       1,160        2,530     13,107        3,419      16,992       31,449      68,658
Utilities                         85,830.39       1,988        4,786     31,228        6,588      17,146       24,095      85,830

The amount received from each Fund and retained by Princor during the period ended October 31, 1998 and the manner in which such amounts were spent pursuant to the Class R Distribution Plan for the last fiscal period of each of the Funds were as follows:

                                                                             Expenditures


                                              Prospectus and                 Registered
                                                Shareholder                Representative              Underwriter's
                                    Amount        Report          Sales         Sales        Service   Salaries and        Total
                 Fund              Retained      Printing       Brochures     Materials       Fees       Overhead      Expenditures

Balanced                         $112,833.63      $3,402         $7,377        $ 9,888      $38,345       $53,821        $112,834
Blue Chip                         190,876.08       4,153          9,181         12,360       63,625       101,557         190,876
Bond                               66,915.15       2,082          4,498          6,029       23,372        30,933          66,915
Capital Value                     214,972.97       4,898         10,641         14,216       75,565       109,653         214,973
Cash Management                    21,021.11         500          1,163          1,628        7,239        10,491          21,021
Government Securities Income       45,977.69       2,524          4,925          6,265       15,539        16,725          45,978
Growth                            183,597.70       4,050          8,755         11,710       62,722        96,361         183,598
High Yield                         17,845.34       1,051          2,147          2,777        5,948         5,921          17,845
International Emerging Markets      5,973.07         200            518            715          501         4,039           5,973
International                     120,268.60       3,519          7,400          9,761       40,089        59,499         120,269
International SmallCap              5,512.27         175            437            595          776         3,530           5,512
Limited Term Bond                  10,624.85         783          1,574          2,024        3,835         2,409          10,625
MidCap                            171,905.63       4,242          9,012         11,946       57,302        89,404         171,906
Real Estate                         6,190.11         439            988          1,171          271         3,321           6,190
SmallCap                           10,183.89          58            247            384        2,301         7,195          10,184
Utilities                          20,866.73         983          1,980          2,655        6,955         8,293          20,867

A Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons (as defined in the Act), or by vote of a majority of the outstanding voting securities of the class of shares of a Fund to which the Plan relates. Any change in a Plan that would materially increase the distribution expenses of a class of shares of a Fund provided for in the Plan requires approval of the shareholders of the class of shares to which such increase would relate.

While a Distribution Plan is in effect for a Fund, the selection and nomination of Directors who are not interested persons of that Fund will be committed to the discretion of the Directors who are not interested persons.

Each Plan continues in effect from year to year as long as its continuance is specifically approved at least annually by a majority vote of the directors of the Fund including a majority of the non-interested directors. The Plans for Classes A, B and R shares were last approved by the Board of Directors of all Funds (except Aggressive Growth Fund), including a majority of the non-interested directors, on December 14, 1998. The Plans for Class C shares were approved by the Board of Directors, for each Fund (except Aggressive Growth
Fund) including a majority of the non-interested directors on March 8, 1999. The Plans for all Classes of shares for the Aggressive Growth Fund were approved by the Board of Directors, including a majority of the non-interested directors, on
__________.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

Growth-Oriented and Income-Oriented Funds


The share price of each class of the Growth-Oriented and Income-Oriented Funds is calculated each day that the New York Stock Exchange is open. The Funds treat as customary national business holidays the days when the New York Stock Exchange is closed (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

The share price for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund shares of that class outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is for exchanged-listed securities, the closing price; for United Kingdom-listed securities, the marketmaker provided price; and for non-listed equity securities, the bid price. Non-listed corporate debt securities, government securities and municipal securities are usually valued using an evaluated bid price provided by a pricing service. If closing prices are unavailable for exchange-listed securities, generally the bid price, or in the case of debt securities an evaluated bid price, is used to value such securities. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations considered reliable, prices provided by market makers, which may include dealers with which the Fund has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith through procedures established by the Board of Directors of the Fund.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities used to compute the share prices are usually determined when the foreign market closes. Occasionally, events which affect the values of such securities and foreign currency exchange rates occur between the times at which the values are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of securities occur during such period, the securities are valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent a Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets Fund, International Fund and International SmallCap Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

Money Market Fund

The share price of each class of shares of the Cash Management Fund is determined at the same time and on the same days as the Growth-Oriented and Income-Oriented Funds as described above. The share price for each class of shares of the Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

All securities held by the Cash Management Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Cash Management Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

The Board of Directors for the Cash Management Fund has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists  which  may  result in  material  dilution  or other  unfair  results  to shareholders, the Board takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

PERFORMANCE CALCULATION

The Principal Funds advertise their performance in terms of total return or yield for each class of shares. The figures used for total return and yield are based on the past performance of a Fund. They show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield vary from time to time depending upon:
o    market conditions
o    the composition of a Fund's portfolio
o    operating expenses

These factors and differences in the methods used in calculating performance figures should be considered when comparing a Fund's performance to the performance of other investments.

A Fund may include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as
o    Baron's, Changing Times
o    Forbes
o    Fortune
o    Investment Advisor
o    Lipper Analytical Services
o    Money Magazine
o    Stanger's Investment Advisor
o    The Wall Street Journal
o    USA Today
o    U.S. News
o    Weisenberger Investment Companies Services
o    W. R. Kipplinger's Personal Finance

A Fund may also include in its advertisements comparisons of the performance of a Fund to that of various market indices, such as:
o    Bond Buyer Municipal Index
o    Dow Jones Industrials Index
o    Dow Jones Utility Index with Income
o    Lehman Brothers BAA Corporate Index
o    Lehman Brothers GNMA Index
o    Lehman Brothers High Yield Index
o    Lehman Brothers Municipal Bond Index
o    Lehman Brothers Revenue Bond Index
o    Brothers Mutual Fund Short Government/Corporate Index
o    Lehman Brothers Government Corporate Intermediate Index
o    Lehman Brothers Government/Corporate Bond Index
o    Merrill Lynch Corporate Government Bond Index
o    Morgan Stanley Capital International EAFE (Europe,  Australia and Far East)
     Index
o    Morgan Stanley Capital International EMF (Emerging Markets) Index
o    Salomon Brothers Investment Grade Bond Index
o    S&P 400 Index
o    S&P 500 Index
o    Valueline
o    World Index

Total Return

The Growth-Oriented and Income-Oriented Funds include its average annual total return for the one-, five- and ten-year periods as of the last day of the most recent calendar quarter when advertising total return figures. If the Fund or class has been in existence for a shorter time period, it uses the time from the beginning of the Fund (or class) to the end of the most recent calendar quarter.

Average annual total return is calculated by comparing an initial $1,000 investment to the redeemable value of the Fund at the end of 1, 5 or 10 years (or from the Fund's inception date).

     Initial Investment - $1,000 less maximum front-end sales charge (in the case of Class A shares) Ending redeemable value - assumes the reinvestment of all dividends and capital gains at net asset value less the applicable contingent deferred sales charge (in the case of Class B or Class C shares).

A Fund may also include in its advertising average annual total return for some other period or cumulative total return for a specified period. These returns may include reduced sales charges, reflect no sales charge or CDSC in order to illustrate the change in a Fund's net asset value over time. Cumulative total return is calculated:

              (Ending redeemable value less the initial investment)
_______________________________________________________________________________
                               Initial investment

The following table shows as of October 31, 1998 average annual returns for Class A shares for each of the Funds for the periods indicated:

                 Fund                                1-Year                     5-Year                    10-Year

Balanced Fund                                         5.78%                     10.21%                    10.43%
Blue Chip Fund                                       13.87                      16.61                     13.63(1)
Bond Fund                                             2.69                       5.92                      8.61
Capital Value Fund                                   10.16                      17.04                     13.55
Government Securities Income Fund                     2.33                       5.47                      8.09
Growth Fund                                           9.75                      16.32                     16.44
High Yield Fund                                      (7.73)                      5.62                      6.35
International Emerging Markets Fund                 (24.82)                    (28.45)(3)                   N/A
International Fund                                   (2.86)                      8.93                      9.97
International SmallCap Fund                          (4.41)                     (3.36)(3)                   N/A
Limited Term Bond Fund                                4.98                       5.76(4)                    N/A
MidCap Fund                                         (14.02)                     12.25                     14.58
Real Estate Fund                                    (19.43)(5)                    N/A                       N/A
SmallCap Fund                                       (19.90)(5)                    N/A                       N/A
Tax-Exempt Bond Fund                                  1.74                       4.74                      7.27
Utilities Fund                                       25.89                      10.40                     11.56(2)

(1)Period beginning March 1, 1991 and ending October 31, 1998.
(2)Period beginning December 16, 1992 and ending October 31, 1998.
(3)Period beginning August 29, 1997 and ending October 31, 1998.
(4)Period beginning February 29, 1996 and ending October 31, 1998.
(5)Period beginning January 1, 1998 and ending October 31, 1998.

The following table shows as of October 31, 1998 average annual returns for Class B shares for each of the Funds for the period indicated:

                 Fund                          1-Year                5-Year

Balanced Fund                                   6.18%                14.35%(1)
Blue Chip Fund                                 14.59                 21.21(1)
Bond Fund                                       3.04                  9.09(1)
Capital Value Fund                              10.71                22.44(1)
Government Securities Income Fund               2.60                  8.70(1)
Growth Fund                                    10.58                 21.03(1)
High Yield                                     (7.52)                 6.87(1)
International Emerging Markets Fund           (24.41)               (28.20)(2)
International Fund                             (2.68)                11.50(1)
International SmallCap Fund                    (3.90)                (2.90)(2)
Limited Term Bond Fund                         (4.99)                 5.70(3)
MidCap Fund                                   (13.75)                16.57(1)
Real Estate Fund                              (18.98)(4)                N/A
SmallCap Fund                                 (19.51)(4)                N/A
Tax-Exempt Bond Fund                            2.01                  8.87(1)
Utilities Fund                                 27.23                 18.74(1)

(1) Period beginning December 9, 1994 and ending October 31, 1998. (2) Period beginning August 29, 1997 and ending October 31, 1998. (3) Period beginning February 29, 1996 and ending October 31, 1998. (4) Period beginning January 1, 1998 and ending October 31, 1998.

The following table shows as of October 31, 1998 average annual returns for Class R shares for each of the Funds for the period indicated:

                 Fund                          1-Year                5-Year

Balanced Fund                                  10.43%                12.44%(1)
Blue Chip Fund                                 19.01                 17.89(1)
Bond Fund                                       7.05                  7.60(1)
Capital Value Fund                             14.77                 19.51(1)
Government Securities Income Fund               6.66                  6.98(1)
Growth Fund                                    14.46                 16.11(1)
High Yield Fund                                (3.97)                 4.59(1)
International Emerging Markets Fund           (21.14)               (25.55)(2)
International Fund                              1.13                 11.04(1)
International SmallCap Fund                     0.50                  0.86(2)
Limited Term Bond Fund                          6.12                  5.77(1)
MidCap Fund                                   (10.37)                 8.48(1)
Real Estate Fund                              (15.37)(3)                N/A
SmallCap Fund                                 (15.75)(3)                N/A
Tax-Exempt Bond Fund                             N/A                    N/A
Utilities Fund                                 31.47                 16.13(1)

(1) Period beginning February 29, 1996 and ending October 31, 1998. (2) Period beginning August 29, 1997 and ending October 31, 1998. (3) Period beginning January 1, 1998 and ending October 31, 1998.

Yield

Income-Oriented Funds
Each Income-Oriented Fund computes a yield by:
1.   calculating  net  investment  income  per share for a 30 day (or one month)
     period
2.   annualizing  net  investment   income  per  share,   assuming   semi-annual
     compounding
3. dividing the annualized net investment income by the maximum public offering price for Class A shares or the net asset value for Class B, Class C and Class R shares for the last day of the same period.

The following table shows as of October 31, 1998 the yield for each class of shares for each of the Income-Oriented Funds:

                                              Yield as of October 31, 1998

                   Fund                   Class A         Class B        Class R

Bond Fund                                   5.16%           4.66%          4.92%
Government Securities Income Fund           6.01            5.56           5.44
High Yield Fund                             8.58            6.96           8.14
Limited Term Bond Fund                      5.62            4.71           4.74
Tax-Exempt Bond Fund                        3.59            3.35           N/A

The  Tax-Exempt   Bond  Fund  may  advertise  a   tax-equivalent   yield.   Your
tax-equivalent yield would be calculated by:

              [(Tax-exemptportion of the yield) divided by (1 minus
                    your tax rate)] plus [any portion of the
                         yield which is not tax-exempt]

As of October 31, 1998 the Fund's tax-equivalent yields for Class A and Class B shares were as follows:

                Tax-Equivalent Yield                      Assumed
               Class A       Class B                      Tax Rate

                4.99%         4.65%                        28.0%
                5.61          5.23                         36.0
                5.94          5.55                         39.6

Money Market Fund


The Cash Management Fund advertises its yield and its effective yield.

Yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return
o multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

The following table shows as of October 31, 1998 the yield for each class of shares for the Cash Management Fund:

                                    Yield as of October 31, 1998

              Fund            Class A          Class B            Class R

Cash Management Fund           4.92%            4.23%               4.50%

There may be a difference in the net investment income per share used to calculate yield and the net investment income per share used for dividend purposes. This is because the calculation for yield purposes does not include net short-term realized gains or losses on the Fund's investment, which are included in the calculation for dividend purposes.

Effective yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
The resulting effective yield figure is carried to at least the nearest hundredth of one percent.

The following table shows as of October 31, 1998 the effective yield for each class of shares for the Cash Management Fund:

                                Effective Yield as of October 31, 1998

              Fund             Class A           Class B          Class R

Cash Management Fund            5.04%             4.31%             4.60%


The yield quoted at any time for the Cash Management Fund represents the amount that has earned during a specific, recent seven-day period and is a function of:
o    the quality of investments in the Fund's portfolio
o    types of investments in the Fund's portfolio
o    length of maturity of investments in the Fund's portfolio
o    Fund's operating expenses.

The length of maturity for the portfolio is calculated using the average dollar weighted maturity of all investments. This means that the portfolio has an average maturity of a stated number of days for its investments. The calculation is weighted by the relative value of each investment.

The yield for the Cash Management Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. There is no assurance the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Funds are open-end investment companies. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Cash Management Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may be presented by the Funds.

A Fund may include in its advertisements the compounding effect of reinvested dividends over an extended period of time as illustrated below.

The Power of Compounding


Fund shareholders who reinvest their distributions get the advantage of compounding. Here's what happens to a $10,000 investment with monthly income reinvested at 6 percent, 8 percent and 10 percent over 20 years.

These figures assume no change in the value of principal. This chart is for illustration purposes only and is not an indication of the results a shareholder may receive as a shareholder of a specific Fund. The return and capital value of an investment in a Fund vary so that the value, when redeemed, may be worth more or less than the original cost.



                                        CHART GOES HERE



A Fund may also include in its advertisements an illustration of the impact of income taxes and inflation on earnings from bank certificates of deposit ("CD's"). The interest rate on the hypothetical CD will be based upon average CD rates for a stated period as reported in the Federal Reserve Bulletin. The illustrated annual rate of inflation will be the core inflation rate as measured by the Consumer Price Index for the 12-month period ended as of the most recent month prior to the advertisement's publication. The illustrated income tax rate may include any federal income tax rate that may apply to individuals at the time the advertisement is published. Any such advertisement will indicate that, unlike bank CD's, an investment in the Fund is not insured nor is there any guarantee that the Fund's net asset value or any stated rate of return will remain constant.

An example of a typical calculation included in such advertisements is as follows: the after-tax and inflation-adjusted earnings on a bank CD, assuming a $10,000 investment in a six-month bank CD with an annual interest rate of 4.99% (monthly average six-month CD rate for the month of October, 1998, as reported in the Federal Reserve Bulletin) and an inflation rate of 1.5% (rate of inflation for the 12-month period ended October 31, 1998 as measured by the Consumer Price Index) and an income tax bracket of 28% would be $(105).
          ($10,000 x 4.99%) / 2 = $250 Interest for six-month period
                                   - 70 Federal income taxes (28%)
                                   - 75 Inflation's impact on invested principal $(10,000 x 1.5%) / 2
                                  ($105) After-tax, inflation-adjusted earnings

A Fund may also include in its advertisements an illustration of tax-deferred accumulation versus currently taxable accumulation in conjunction with the Fund's use as a funding vehicle for 403(b) plans, IRAs or other retirement plans. The illustration set forth below assumes a monthly investment of $200, an annual return of 8% compounded monthly, and a 28% tax bracket.

The information is for illustrative purposes only and is not meant to represent the performance of any of the Principal Funds. An investment in the Principal Funds is not guaranteed; values and returns generally vary with changes in market conditions.

                      Tax-deferred vs. taxable savings plan



                            CHART GOES HERE




TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, each Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund qualifies, it is exempt from federal income tax upon the amount distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. Each Fund intends to comply with the Act's requirements and to avoid this excise tax.

Dividends  from net  investment  income  will be  eligible  for a 70%  dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. Distributions from the Cash Management Fund and Income-Oriented Funds are generally not eligible for the corporate dividend received deduction.

All taxable dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January are deemed to be distributed to shareholders in December. Each Fund informs its shareholders of the amount and nature of their taxable income dividends and capital gain distributions. Dividends from a Fund's net income and distributions of capital gains, if any, may also be subject to state and local taxation.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (i) incurs a sales load in acquiring shares of the Fund, (ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Special Tax Considerations

     Tax-Exempt Bond Fund

     The Tax-Exempt Bond Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

     If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

     International Emerging Markets, International and International SmallCap Funds

     In each fiscal year when, at the close of such year, more than 50% of the value of the total assets of the International Emerging Market, International or the International SmallCap Funds are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Code to permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in their report of gross income in their federal income tax returns both cash dividends received from the Fund and the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders are then entitled to subtract from their federal income taxes the amount of such taxes withheld, or treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations. Shareholders or prospective shareholders should consult their tax advisors on how these provisions apply to them.

     Futures Contracts and Options

     As previously discussed, some of the Principal Funds invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gain or loss on such positions are not realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

GENERAL INFORMATION AND HISTORY

The Funds were incorporated in Maryland on the following dates:

         Aggressive Growth Fund                  August 10, 1999
         Balanced Fund                           November 26, 1986
         Blue Chip Fund                          December 10, 1990
         Bond Fund                               December 2, 1986
         Capital Value Fund                      May 26, 1989*
         Cash Management Fund                    June 10, 1982
         Government Securities Income Fund       September 5, 1984
         Growth Fund                             May 26, 1989*
         High Yield Fund                         November 26, 1986
         International Emerging Markets Fund     May 27, 1997
         International Fund                      May 12, 1981
         International SmallCap Fund             May 27, 1997
         Limited Term Bond Fund                  August 9, 1995
         MidCap Fund                             February 20, 1987
         Real Estate Fund                        May 27, 1997
         SmallCap Fund                           August 13, 1997
         Tax-Exempt Bond Fund                    June 7, 1985
         Utilities Fund                          September 3, 1992

         * Effective November 1, 1989 succeeded to the business of a predecessor Fund that had ben incorporated in Delaware on February 6, 1969.

Effective  January 1, 1998, the following  changes were made to the names of the
Funds:

                    Old Fund Name                                        New Fund Name

 Princor Balanced Fund, Inc.                                     Principal Balanced Fund, Inc.
 Princor Blue Chip Fund, Inc.                                    Principal Blue Chip Fund, Inc.
 Princor Bond Fund, Inc.                                         Principal Bond Fund, Inc.
 Princor Capital Accumulation Fund, Inc.                         Principal Capital Value Fund, Inc.
 Princor Cash Management Fund, Inc.                              Principal Cash Management Fund, Inc.
 Princor Emerging Growth Fund, Inc.                              Principal MidCap Fund, Inc.
 Princor Government Securities Income Fund, Inc.                 Principal Government Securities Income Fund, Inc.
 Princor Growth Fund, Inc.                                       Principal Growth Fund, Inc.
 Princor High Yield Fund, Inc.                                   Principal High Yield Fund, Inc.
 Princor Limited Term Bond Fund, Inc.                            Principal Limited Term Bond Fund, Inc.
 Princor Tax-Exempt Bond Fund, Inc.                              Principal Tax-Exempt Bond Fund, Inc.
 Princor Utilities Fund, Inc.                                    Principal Utilities Fund, Inc.
 Princor World Fund, Inc.                                        Principal International Fund, Inc.

FINANCIAL STATEMENTS

The financial statements for each of the Principal Funds (except the Aggressive Growth Fund) for the year ended October 31, 1998 are a part of this Statement of Additional Information. The financial statements appear in the Annual Reports to Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA: Debt rated  "AAA" has the  highest  rating  assigned  by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:       Debt  rated  "BB",  "B",  "CCC"  and "CC" is
                     regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: The rating "C" is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2: Capacity  for timely  payment on issues  with this  designation  is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this  designation  have a satisfactory  capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:   Issues  rated "B" are  regarded  as having only an  adequate  capacity  for
     timely  payment.   However,  such  capacity  may  be  damaged  by  changing
     conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2: A satisfactory capacity to pay principal and interest.

SP-3: A speculative capacity to pay principal and interest.

                     PRINCIPAL AGGRESSIVE GROWTH FUND, INC.

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

               (a)            Articles of Incorporation*

               (b)            By-laws*

               (c)            Specimen Share Certificate*

               (d)            Investment Advisory Agreement**

               (e)  (1)       Distribution Agreement**

                    (2)       Selling Agreement*

               (f)            N/A

               (g)            Custodian Agreement**

               (h)            Other Material Contracts**

               (i)            Legal Opinion**

               (j)            Other Opinions**

               (m)            Rule 12b-1 Plan

                    (1)       A Share Plan**
                    (2)       B Share Plan**
                    (3)       C Share Plan**
                    (4)       R Share Plan**

               (n)            Financial Data Schedule (N/A)

               (o)            Rule 18f-3 Plan*


*    Filed herein.
**   To be filed by amendment.


Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b. Principal Life Insurance Company (an Iowa corporation) a life group, pension and individual insurance company.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.14% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.79% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.62% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 23.56% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on August 4, 1999.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 6.87% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.39% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 7.55% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 41.40% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal International Fund, Inc. (a Maryland Corporation) 23.99% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 40.65% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 21.59% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.70% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 65.58% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 18.93% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.30% of shares outstanding of the International Emerging Markets Portfolio, 44.26% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.25% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on August 4, 1999.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on August 4, 1999: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value Stock Index 500, and Utilities.

          Subsidiaries organized and wholly-owned by Principal Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

               c. Principal Development Investors, LLC (a Delaware Corporation) A limited liability company engaged in acquiring and improving real property through development and redevelopment.

               d.   Principal Capital Management, LLC (a Delaware Corporation) A
                    limited   liability   company   that   provides   investment
                    management services.

               e. Principal Net Lease Investors, LLC (a Delaware Corporation) A limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

               a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

               b.   Principal Enterprise Capital, LLC (a Delaware Corporation) a
                    company   engaged  in  the   operation   of   nonresidential
                    buildings.

               c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company involved in purchasing, managing and selling commercial real estate assets in the secondary market.

               d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

               e.   Principal Commercial Funding, LLC (a Delaware
                    Corporation) a correspondent lender and service provider for loans.

               f. Principal Real Estate Services, LLC (a Delaware Corporation) a limited liability company which acts as a property manager and real estate service provider.

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               d.   Principal   Development   Associates,   Inc.  (a  California
                    Corporation) a real estate development company.

               e.   Principal   Spectrum   Associates,    Inc.   (a   California
                    Corporation) a real estate development company.

               f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               g.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

               h. HealthRisk Resource Group, Inc. (an Iowa Corporation) a management services organization.

               i. Invista Capital Management, LLC (an Iowa Corporation) a registered investment adviser.

               j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               k. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               l. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

               n. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               o. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               p.   Principal   Health  Care,  Inc.  (an  Iowa   Corporation)  a
                    developer and administrator of managed care systems.

               q. Dental-Net, Inc. (an Arizona Corporation) holding company of Employers Dental Services; a managed dental care services organization. HMO and dental group practice.

               r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               s. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a nondepository trust company.

               t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and serves as a record keeper and third party administrator for various clients' defined contribution plans.

               u.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

               v.   Principal  International,   Inc.  (an  Iowa  Corporation)  a
                    company formed for the purpose of international business development.

          Subsidiary owned by Petula Associates, Ltd.

               a. Magnus Properties, Inc. (an Iowa Corporation) which owns real estate.

          Subsidiary owned by Principal Residential Mortgage, Inc.:

               a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          Subsidiary owned by Invista Captial Management, LLC:

               a. Principal Capital - Invista Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

          Subsidiaries owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               c. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               d. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               e. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

          Subsidiaries owned by Dental-Net, Inc.

               a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

               a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

               b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer pursuant to Section 15(b) of the Securities Exchange Act an a member of the National Association of Securities Dealers (NASD), limited to the sale of open-end mutual funds and variable insurance products.

               c. Boston Insurance Trust, Inc. (a Massachusetts corporation) authorized by charter to serve as a trustee in connection with multiple-employer group life insurance trusts or arrangements, and to generally participate in the administration of insurance trusts.

          Subsidiaries owned by Principal International, Inc.:

               a. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation) a life insurance company (individual group), annuities and pension.

               b.   Zao Principal International (a Russia Corporation) inactive.

               c.   Principal  International   Argentina,   S.A.  (an  Argentina
                    services corporation).

               d.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation)   a   corporation   operating   as  a  regional
                    headquarters for Asia.

               e. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

               f. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

               g. Principal Trust Company (Asia) Limited (an Asia trust company).

               h.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation) a holding company.

               i.   Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico
                    Corporation)  a  life  insurance  company   (individual  and
                    group), personal accidents.

               j. Principal Pensiones, S.A. de C.V. (a Mexico Corporation) a single premium annuity.

               k. Principal Afore, S.A. de C.V. (a Mexico Corporation), pension.

               l. Principal Consulting (India) Private Limited (an India corporation) an India consulting company.

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a.   Principal  Retiro  Compania de Seguros de Retiro,  S.A.  (an
                    Argentina   Corporation)   an  individual   annuity/employee
                    benefit company.

               b. Principal Life Compania de Seguros, S.A. (an Argentina Corporation) a life insurance company.

          Subsidiary owned by Principal International de Chile, S.A.:

               a. Principal Compania de Seguros de Vida Chile S.A. (a Chile Corporation) life insurance and annuity company.

          Subsidiary owned by Principal Afore, S.A. de C.V.:

               a.   Siefore Principal, S.A. de C.V. (a Mexico
                    Corporation) an investment fund company.

          Subsidiary owned by Principal Compania de Seguros de Vida Chile S.A.:

               a. Andueza & Principal Creditos Hipotecarios S.A. (a Chile Corporation) a residential mortgage company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or


      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

   John E. Aschenbrenner        The Principal     Senior Vice President
   Director                     Financial Group   Principal Life Insurance
                                                  Company

   Craig R. Barnes              Same              President & Chief Executive
   Vice President                                 Officer, Invista Capital
                                                  Management, Inc.

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

   David J. Drury               Same              Chief Executive Officer
   Director                                       and Chairman of the Board
                                                  Principal Life
                                                  Insurance Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Compliance
   & Product Development

   Thomas J. Graf               Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

  *J. Barry Griswell            Same              See Part B
   Chairman of the Board
   and Director

   Joyce N. Hoffman             Same              Vice President and
   Vice President and                             Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   Ellen Z. Lamale              Same              Vice President & Chief Actuary
   Director                                       Principal Life Insurance
                                                  Company

   Julia M. Lawler              Same              Second Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Gregg R. Narber              Same              Senior Vice President and
   Director                                       General Counsel
                                                  Principal Life
                                                  Insurance Company

   Richard L. Prey              Same              Senior Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Layne A. Rasmussen           Same              Controller
   Controller -                                   Princor Financial Services
   Mutual Funds                                   Corporation

   Elizabeth R. Ring            Same              Controller- Broker Dealer
   Controller                                     Operations
                                                  Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Counsel

   Jean B. Schustek             Same              Product Compliance Officer -
   Product Compliance Officer -                   Princor Financial Services
   Registered Products                            Corporation

   Dewain A. Sparrgrove         Same              Vice President -
   Vice President                                 Investment Securities
                                                  Principal Life
                                                  Insurance Company

     Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Aggressive Growth Fund, Inc. Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal
Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Aggressive Growth Fund, Inc., Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

     (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

  John E. Aschenbrenner        Director                      Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Robert W. Baehr              Marketing Services            None
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer                     Treasurer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Executive Vice President      Financial Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jerald L. Bogart             Insurance License Officer     None
  The Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director                      None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ralph C. Eucher              Director and                  President and
  The Principal                President                     Director
  Financial Group
  Des Moines, IA  50392

  Arthur S. Filean             Vice President                Vice President and
  The Principal                                              Secretary
  Financial Group
  Des Moines, IA 50392

  Dennis P. Francis            Director                      None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Vice President-               Assistant Vice
  The Principal                Compliance and Product        President
  Financial Group              Development
  Des Moines, IA 50392

  Thomas J. Graf               Director                      None
  The Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and                  Director and
  The Principal                Chairman of the               Chairman of the
  Financial Group              Board                         Board
  Des Moines, IA 50392

  Susan R. Haupts              Marketing Officer             None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and            None
  The Principal                Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Kraig L. Kuhlers             Marketing Officer             None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ellen Z. Lamale              Director                      None
  The Principal
  Financial Group
  Des Moines, IA  50392

  Julia M. Lawler              Director                      None
  The Principal
  Financial Group
  Des Moines, IA  50392

  John R. Lepley               Senior Vice                   None
  The Principal                President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Gregg R. Narber              Director                      None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Kelly A. Paul                Systems & Technology          None
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Elise M. Pilkington          Assistant Director -          None
  The Principal                Retirement Consulting
  Financial Group
  Des Moines, IA  50392

  Richard L. Prey              Director                      None
  The Principal
  Financial Group
  Des Moines, IA  50392

  Layne A. Rasmussen           Controller-Mutual Funds       None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Martin R. Richardson         Operations Officer-           None
  The Principal                Broker/Dealer Services
  Financial Group
  Des Moines, IA  50392

  Elizabeth R. Ring            Controller                    None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel                       Counsel
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-   None
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-               None
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

  Minoo Spellerberg            Compliance Officer            None
  The Principal
  Financial Group
  Des Moines, IA  50392

  Roger C. Stroud              Assistant Director-           None
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 30th day of August, 1999.


                     Principal Aggressive Growth Fund, Inc.

                                       (Registrant)



                             By          /s/ R. C. Eucher
                                --------------------------------------
                                 R. C. Eucher
                                 President and Director


Attest:


/s/ E. H. Gillum
--------------------------------------
E. H. Gillum
Assistant Secretary

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director              8/30/99
R. C. Eucher                       (Principal Executive Officer)      __________



/s/ M. J. Beer
_____________________________      Financial Officer (Principal        8/30/99
M. J. Beer                         Financial and Accounting Officer)  __________


/s/ M. D. Roughton
_____________________________      Director                            8/30/99
M. D. Roughton                                                   __________


/s/A. S. Filean
_____________________________      Director                            8/30/99
A. S. Filean                                                          __________





                                         By    /s/ R. C. Eucher
                                           -------------------------------------
                                           R. C. Eucher
                                           President and Director